UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Real Estate Index Fund Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Past 5 years	Life of fundA
Fidelity® Real Estate Index Fund	10.84%	7.87%	9.96%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Real Estate Index Fund on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Select Real Estate Securities Index℠ performed over the same period.

Period Ending Values
$21,171	Fidelity® Real Estate Index Fund
$21,290	Dow Jones U.S. Select Real Estate Securities Index℠

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 10.84%, performing roughly in line with the 10.89% increase in the Dow Jones U.S. Select Real Estate Securities Index℠. In what was a generally strong year of performance for the real estate investment trust (REIT) asset class, it was the health care (+26%) and residential (+24%) groups that led the way. On the other hand, hotel (-13%) and retail REITs (-3%) struggled due to mounting investor concerns about a slowing U.S. economy. On an individual basis, Prologis (+27%) was a significant contributor as this, and other industrial REITs, continued to benefit from strong demand for specialized distribution facilities serving the needs of e-commerce companies. Shares of Welltower, the largest health care REIT in the index, rose about 39% the past 12 months, easily outpacing the broader health care segment. Meanwhile, apartment REITs Equity Residential (+24%) and AvalonBay Communities (+22%) continued to benefit from industry trends boosting demand for apartments, while the stock of self-storage REIT Public Storage (+16%) gained on investors' hopes for improving industry fundamentals. In contrast, retail REITs struggled amid continued concern about competition from e-commerce outlets. In particular, mall owners Macerich (-40%) and Simon Property Group (-4%) were large detractors within this group. Another notable laggard was Senior Housing Properties Trust (-50%), an owner of retirement communities that was hurt by the company's large amount of debt and significant financial trouble for one of its major tenants during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Prologis, Inc.	7.3
Simon Property Group, Inc.	7.2
Public Storage	5.2
Welltower, Inc.	4.8
Equity Residential (SBI)	4.2
AvalonBay Communities, Inc.	4.2
Ventas, Inc.	3.5
Digital Realty Trust, Inc.	3.4
Boston Properties, Inc.	2.9
Essex Property Trust, Inc.	2.8
45.5

Top Five REIT Sectors as of July 31, 2019

% of fund's net assets
REITs - Apartments	21.2
REITs - Health Care	11.9
REITs - Office Property	11.3
REITs - Diversified	10.0
REITs - Warehouse/Industrial	9.6

Asset Allocation (% of fund's net assets)

As of July 31, 2019
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.6%
REITs - Apartments - 21.2%
American Campus Communities, Inc.	443,897	$20,752,185
American Homes 4 Rent Class A	841,568	20,374,361
Apartment Investment & Management Co. Class A	481,276	23,842,413
AvalonBay Communities, Inc.	450,823	94,127,334
Camden Property Trust (SBI)	312,649	32,424,828
Equity Residential (SBI)	1,198,053	94,514,401
Essex Property Trust, Inc.	212,530	64,230,817
Front Yard Residential Corp. Class B	157,479	1,891,323
Independence Realty Trust, Inc.	290,419	3,586,675
Invitation Homes, Inc.	1,358,360	37,314,149
Mid-America Apartment Communities, Inc.	368,651	43,441,800
UDR, Inc.	911,250	41,972,175
		478,472,461
REITs - Diversified - 10.0%
Apple Hospitality (REIT), Inc.	680,476	10,690,278
CorePoint Lodging, Inc.	125,626	1,473,593
Cousins Properties, Inc.	469,991	16,534,283
Digital Realty Trust, Inc.	673,618	77,034,954
Duke Realty Corp.	1,162,408	38,743,059
Liberty Property Trust (SBI)	479,532	25,079,524
NorthStar Realty Europe Corp.	162,196	2,757,332
PS Business Parks, Inc.	64,729	11,327,575
Vornado Realty Trust	561,350	36,106,032
Washington REIT (SBI)	259,101	6,982,772
		226,729,402
REITs - Health Care - 11.9%
HCP, Inc.	1,545,822	49,358,096
Healthcare Realty Trust, Inc.	417,852	13,362,907
LTC Properties, Inc.	128,738	5,933,534
Senior Housing Properties Trust (SBI)	769,985	6,313,877
Universal Health Realty Income Trust (SBI)	40,771	3,757,455
Ventas, Inc.	1,194,728	80,393,247
Welltower, Inc.	1,309,633	108,856,695
		267,975,811
REITs - Hotels - 6.4%
Ashford Hospitality Trust, Inc.	283,103	767,209
Chatham Lodging Trust	150,690	2,691,323
Chesapeake Lodging Trust	196,961	5,410,519
DiamondRock Hospitality Co.	652,363	6,569,295
Hersha Hospitality Trust	116,268	1,816,106
Hospitality Properties Trust (SBI)	531,758	13,139,740
Host Hotels & Resorts, Inc.	2,396,150	41,669,049
Park Hotels & Resorts, Inc.	651,949	17,217,973
Pebblebrook Hotel Trust	422,536	11,826,783
RLJ Lodging Trust	561,631	9,704,984
Ryman Hospitality Properties, Inc.	166,361	12,477,075
Summit Hotel Properties, Inc.	339,134	3,767,779
Sunstone Hotel Investors, Inc.	739,414	9,767,659
Xenia Hotels & Resorts, Inc.	364,520	7,811,664
		144,637,158
REITs - Management/Investment - 1.0%
American Assets Trust, Inc.	152,620	7,081,568
Empire State Realty Trust, Inc.	461,851	6,470,533
Retail Properties America, Inc.	690,992	8,402,463
		21,954,564
REITs - Manufactured Homes - 3.3%
Equity Lifestyle Properties, Inc.	290,832	36,135,876
Sun Communities, Inc.	291,665	38,736,029
		74,871,905
REITs - Office Buildings - 0.2%
Government Properties Income Trust (a)	155,037	4,367,392
REITs - Office Property - 11.3%
Boston Properties, Inc.	499,746	66,441,231
Brandywine Realty Trust (SBI)	569,852	8,405,317
Columbia Property Trust, Inc.	378,154	8,292,917
Corporate Office Properties Trust (SBI)	361,922	10,104,862
Douglas Emmett, Inc.	523,171	21,355,840
Easterly Government Properties, Inc.	219,687	4,145,494
Equity Commonwealth	394,121	13,234,583
Franklin Street Properties Corp.	346,438	2,792,290
Highwoods Properties, Inc. (SBI)	335,341	15,201,008
Hudson Pacific Properties, Inc.	499,293	17,625,043
JBG SMITH Properties	390,313	15,272,948
Kilroy Realty Corp.	326,564	25,948,775
Mack-Cali Realty Corp.	292,494	6,955,507
Paramount Group, Inc.	652,259	9,020,742
Piedmont Office Realty Trust, Inc. Class A	406,311	8,455,332
SL Green Realty Corp.	272,722	22,112,300
		255,364,189
REITs - Regional Malls - 8.3%
CBL & Associates Properties, Inc. (a)	559,172	587,131
Pennsylvania Real Estate Investment Trust (SBI) (a)	192,064	1,148,543
Simon Property Group, Inc.	999,294	162,085,487
Tanger Factory Outlet Centers, Inc. (a)	305,304	4,848,228
Taubman Centers, Inc.	197,936	8,020,367
The Macerich Co. (a)	342,581	11,322,302
		188,012,058
REITs - Shopping Centers - 7.3%
Acadia Realty Trust (SBI)	267,885	7,519,532
Brixmor Property Group, Inc.	963,732	18,291,633
DDR Corp.	461,944	6,582,702
Federal Realty Investment Trust (SBI)	242,245	31,978,762
Kimco Realty Corp.	1,364,938	26,220,459
Kite Realty Group Trust	272,410	4,334,043
Ramco-Gershenson Properties Trust (SBI)	258,975	3,172,444
Regency Centers Corp.	540,441	36,047,415
Retail Opportunity Investments Corp.	370,155	6,714,612
Seritage Growth Properties (a)	89,782	3,750,194
Urban Edge Properties	389,882	6,522,726
Washington Prime Group, Inc. (a)	601,194	2,182,334
Weingarten Realty Investors (SBI)	386,821	10,796,174
		164,113,030
REITs - Storage - 9.1%
CubeSmart	609,482	20,691,914
Extra Space Storage, Inc.	412,189	46,325,922
Life Storage, Inc.	150,786	14,700,127
National Storage Affiliates Trust	184,366	5,584,446
Public Storage	485,394	117,834,247
		205,136,656
REITs - Warehouse/Industrial - 9.6%
EastGroup Properties, Inc.	118,864	14,320,735
First Industrial Realty Trust, Inc.	409,070	15,622,383
Prologis, Inc.	2,040,113	164,453,506
QTS Realty Trust, Inc. Class A	179,120	8,289,674
Rexford Industrial Realty, Inc.	336,475	13,930,065
		216,616,363

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,248,250,989

Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Retail Value, Inc.	50,941	1,917,419
TOTAL COMMON STOCKS
(Cost $2,046,203,754)		2,250,168,408
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.41% 9/12/19 (b)
(Cost $698,056)	700,000	698,417
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund 2.43% (c)	9,969,381	$9,971,375
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	26,480,367	26,483,015
TOTAL MONEY MARKET FUNDS
(Cost $36,454,390)		36,454,390
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $2,083,356,200)		2,287,321,215
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(30,826,046)
NET ASSETS - 100%		$2,256,495,169

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	36	Sept. 2019	$5,368,140	$141,227	$141,227

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $469,935.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$155,862
Fidelity Securities Lending Cash Central Fund	53,607
Total	$209,469

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,250,168,408	$2,250,168,408	$--	$--
U.S. Treasury Obligations	698,417	--	698,417	--
Money Market Funds	36,454,390	36,454,390	--	--
Total Investments in Securities:	$2,287,321,215	$2,286,622,798	$698,417	$--
Derivative Instruments:
Assets
Futures Contracts	$141,227	$141,227	$--	$--
Total Assets	$141,227	$141,227	$--	$--
Total Derivative Instruments:	$141,227	$141,227	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$141,227	$0
Total Equity Risk	141,227	0
Total Value of Derivatives	$141,227	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $25,284,529) — See accompanying schedule: Unaffiliated issuers (cost $2,046,901,810)	$2,250,866,825
Fidelity Central Funds (cost $36,454,390)	36,454,390
Total Investment in Securities (cost $2,083,356,200)		$2,287,321,215
Receivable for fund shares sold		3,131,370
Dividends receivable		641,222
Distributions receivable from Fidelity Central Funds		27,226
Total assets		2,291,121,033
Liabilities
Payable for investments purchased	$6,956,509
Payable for fund shares redeemed	935,807
Accrued management fee	129,833
Payable for daily variation margin on futures contracts	114,815
Collateral on securities loaned	26,488,900
Total liabilities		34,625,864
Net Assets		$2,256,495,169
Net Assets consist of:
Paid in capital		$2,035,595,735
Total distributable earnings (loss)		220,899,434
Net Assets		$2,256,495,169
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($2,256,495,169 ÷ 134,192,855 shares)		$16.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends		$57,954,580
Interest		8,829
Income from Fidelity Central Funds (including $53,607 from security lending)		209,469
Total income		58,172,878
Expenses
Management fee	$1,196,611
Independent trustees' fees and expenses	7,123
Interest	2,858
Miscellaneous	4,370
Total expenses before reductions	1,210,962
Expense reductions	(186)
Total expenses after reductions		1,210,776
Net investment income (loss)		56,962,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,935,860
Fidelity Central Funds	(3)
Futures contracts	279,501
Total net realized gain (loss)		19,215,358
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	110,471,073
Futures contracts	65,932
Total change in net unrealized appreciation (depreciation)		110,537,005
Net gain (loss)		129,752,363
Net increase (decrease) in net assets resulting from operations		$186,714,465

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,962,102	$33,316,737
Net realized gain (loss)	19,215,358	6,326,241
Change in net unrealized appreciation (depreciation)	110,537,005	13,515,625
Net increase (decrease) in net assets resulting from operations	186,714,465	53,158,603
Distributions to shareholders	(60,280,960)	–
Distributions to shareholders from net investment income	–	(30,389,560)
Distributions to shareholders from net realized gain	–	(5,602,968)
Total distributions	(60,280,960)	(35,992,528)
Share transactions - net increase (decrease)	762,656,425	363,151,944
Redemption fees	–	27,089
Total increase (decrease) in net assets	889,089,930	380,345,108
Net Assets
Beginning of period	1,367,405,239	987,060,131
End of period	$2,256,495,169	$1,367,405,239
Other Information
Undistributed net investment income end of period		$7,454,197

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Index Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.70	$17.28	$14.69	$13.60
Income from Investment Operations
Net investment income (loss)A	.53	.46	.39	.41	.36
Net realized and unrealized gain (loss)	1.13	.13	(1.37)	2.56	1.15
Total from investment operations	1.66	.59	(.98)	2.97	1.51
Distributions from net investment income	(.50)	(.44)	(.39)	(.38)	(.34)
Distributions from net realized gain	(.10)	(.09)	(.21)	–	(.09)
Total distributions	(.60)	(.53)	(.60)	(.38)	(.43)
Redemption fees added to paid in capitalA	–	–B	–B	–B	.01
Net asset value, end of period	$16.82	$15.76	$15.70	$17.28	$14.69
Total ReturnC	10.84%	3.90%	(5.61)%	20.71%	11.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.07%	.07%	.07%	.14%	.15%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.33%	3.12%	2.49%	2.69%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$2,256,495	$380,099	$45,866	$19,098	$13,484
Portfolio turnover rateF	10%	6%	8%	5%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 2, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Real Estate Index Fund (formerly Institutional Class). All current fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period August 1, 2018 through November 2, 2018.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$301,446,597
Gross unrealized depreciation	(109,818,624)
Net unrealized appreciation (depreciation)	$191,627,973
Tax Cost	$2,095,693,242

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$14,612,423
Undistributed long-term capital gain	$14,659,037
Net unrealized appreciation (depreciation) on securities and other investments	$191,627,973

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$51,233,791	$ 30,389,560
Long-term Capital Gains	9,047,169	5,602,968
Total	$60,280,960	$ 35,992,528

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $958,010,571 and $169,165,456, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .07% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.23%
Premium Class	.09%
Fidelity Real Estate Index Fund	.07%

During July 2019, the Board approved to change the management fee structure for the Fund from a flat fee to unitary fee effective August 1, 2019, which will eliminate the need for a separate expense contract. There will be no change to the total expenses paid by the shareholders of the Fund.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,883,400	2.61%	$2,858

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,362 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $5,382 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $186.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Investor Class	$427,706	$–
Premium Class	11,530,768	–
Fidelity Real Estate Index Fund	48,322,486	–
Total	$60,280,960	$ -
From net investment income
Investor Class	$–	$901,682
Premium Class	–	24,627,043
Fidelity Real Estate Index Fund	–	4,860,835
Total	$–	$30,389,560
From net realized gain
Investor Class	$–	$195,809
Premium Class	–	5,145,321
Fidelity Real Estate Index Fund	–	261,838
Total	$–	$5,602,968

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018
Investor Class
Shares sold	398,814	1,655,111	$6,238,275	$25,009,221
Reinvestment of distributions	26,242	69,789	415,680	1,063,947
Shares redeemed	(2,660,628)	(1,565,088)	(40,117,896)	(23,568,906)
Net increase (decrease)	(2,235,572)	159,812	$(33,463,941)	$2,504,262
Premium Class
Shares sold	5,615,265	22,252,890	$87,786,180	$334,525,602
Reinvestment of distributions	675,441	1,807,393	10,705,751	27,560,332
Shares redeemed	(66,713,459)	(21,524,541)	(1,008,259,232)	(325,921,346)
Net increase (decrease)	(60,422,753)	2,535,742	$(909,767,301)	$36,164,588
Fidelity Real Estate Index Fund
Shares sold	127,547,047	24,133,975	$1,986,947,471	$368,690,381
Reinvestment of distributions	2,719,968	325,615	43,119,946	4,924,698
Shares redeemed	(20,192,675)	(3,262,703)	(324,179,750)	(49,131,985)
Net increase (decrease)	110,074,340	21,196,887	$1,705,887,667	$324,483,094

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Real Estate Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 12, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 276 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Fidelity Real Estate Index Fund	.07%
Actual		$1,000.00	$1,064.10	$.36
Hypothetical-C		$1,000.00	$1,024.45	$.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Real Estate Index Fund voted to pay on September 9, 2019, to shareholders of record at the opening of business on September 6, 2019, a distribution of $0.125 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.139 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $17,039,854, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Real Estate Index Fund

At its July 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve (i) an amended and restated management contract with Fidelity Management & Research Company (FMR) for the fund (the Amended Management Contract) to implement a comprehensive unitary fee; and (ii) an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Sub-Advisory Agreement and together with the Amended Management Contract, the Amended Contracts) to decrease the sub-advisory fee rate paid by FMR to Geode, on behalf of the fund, by 0.2 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreements (Advisory Contracts). At its September 2018 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund's shareholders. The Board noted that approval of the Amended Contracts would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contracts will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts.

Based on its review, the Board concluded at its September 2018 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

The Board considered that the Amended Management Contract would implement a comprehensive unitary fee set at the fund's current management fee and expense contract levels and payable to FMR for managing the fund and paying all of the fund's operating expenses, subject to certain exceptions. In addition, in its review of the proposed sub-advisory fee rate under the Amended Sub-Advisory Agreement, the Board considered that the proposed sub-advisory fee rate is lower by 0.2 basis points than the current sub-advisory fee rate. The Board noted that FMR, and not the fund, pays the sub-advisory fee out of its management fee. The Board also considered that the Amended Contracts would not result in any changes to the fund's management fee rate, and that the management fee rate would continue to rank below the total mapped group median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. In addition, the Board considered that the Amended Contracts would not result in any changes to FMR's contractual obligation to pay all operating expenses of the fund with certain exceptions.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2018 meeting, the Board concluded that it was satisfied that FMR's profitability in connection with the operation of the fund was not excessive under the circumstances. Because the Board was approving an arrangement that would not result in any changes to the management fee rate, the Board did not consider the costs of the services provided by and the profits realized by FMR to be significant factors in its decision to approve the Amended Contracts.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2018 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Contracts because the comprehensive unitary fee will be set at the fund's current management fee, the proposed sub-advisory fee rate will be lower than the current sub-advisory fee rate and FMR will continue to bear the fund's operating expenses, with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's advisory fee structures are fair and reasonable, and that the Amended Contracts should be approved.

URX-I-ANN-0919
1.929343.107

Fidelity® SAI Small-Mid Cap 500 Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Life of fundA
Fidelity® SAI Small-Mid Cap 500 Index Fund	5.26%	9.16%

 A From August 12, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Small-Mid Cap 500 Index Fund on August 12, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell SMID 500 Index performed over the same period.

Period Ending Values
$14,162	Fidelity® SAI Small-Mid Cap 500 Index Fund
$14,206	Russell SMID 500 Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 5.26%, performing roughly in line with the 5.27% increase in the Russell SMID 500® Index. Many of the portfolio's top individual contributors came from the information technology sector which was the strongest-performing segment within the index. Specifically, shares of semiconductor manufacturer Advanced Micro Devices rose 62%, benefiting from investors' anticipated increased demand for the company's products. Cadence Design Systems (+60%), which makes automation software for electronic design, was propelled higher by stronger-than-expected financial results. Another key contributor – identity-management software specialist Okta (+162%) – saw its stock rise in response to the company's rapid growth. Among health care holdings, top contributors included Veeva Systems (+113%), a cloud-computing company serving the pharmaceutical and life science industry, and Exact Sciences (+96%), best known for its DNA-based screening tool for colorectal cancer. Conversely, the biggest individual detractor was online food-ordering company Grubhub (-45%), whose weaker-than-expected earnings forecast weighed on the firm's shares this period. Capri Holdings (-47%), which owns Michael Kors and other luxury retail brands, announced weaker-than-expected sales, weighing on the stock. Shares of oil and natural gas exploration company Parsley Energy (-47%) struggled in a weak energy pricing environment, while chemical manufacturer Chemours also underperformed, returning -57%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Five Stocks as of July 31, 2019

% of fund's net assets
Exact Sciences Corp.	0.5
DexCom, Inc.	0.5
Okta, Inc.	0.5
Tableau Software, Inc.	0.5
IDEX Corp.	0.5
2.5

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Information Technology	18.2
Financials	14.9
Industrials	14.0
Consumer Discretionary	12.3
Real Estate	11.5

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.4%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.5%
GCI Liberty, Inc. (a)	65,535	$3,914,406
Zayo Group Holdings, Inc. (a)	151,613	5,113,906
		9,028,312
Entertainment - 0.7%
Cinemark Holdings, Inc.	71,579	2,857,434
Lions Gate Entertainment Corp.:
Class A (b)	32,713	422,325
Class B	69,451	846,608
The Madison Square Garden Co. (a)	12,389	3,593,306
World Wrestling Entertainment, Inc. Class A (b)	29,043	2,113,750
Zynga, Inc. (a)	568,348	3,626,060
		13,459,483
Interactive Media & Services - 0.5%
TripAdvisor, Inc. (a)(b)	70,769	3,124,451
Zillow Group, Inc.:
Class A (a)(b)	37,597	1,873,834
Class C (a)(b)	82,809	4,137,138
		9,135,423
Media - 1.9%
AMC Networks, Inc. Class A (a)	28,685	1,531,205
Cable One, Inc.	2,929	3,564,007
Interpublic Group of Companies, Inc.	258,298	5,920,190
John Wiley & Sons, Inc. Class A	29,633	1,348,598
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	132,084	5,201,468
Liberty Media Class A (a)	16,930	634,536
News Corp.:
Class A	256,826	3,379,830
Class B	82,585	1,111,594
Nexstar Broadcasting Group, Inc. Class A	30,013	3,054,423
Sinclair Broadcast Group, Inc. Class A (b)	40,339	2,027,035
The New York Times Co. Class A	108,268	3,863,002
Tribune Media Co. Class A	58,731	2,729,230
		34,365,118
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	67,398	2,179,651
U.S. Cellular Corp. (a)	10,290	492,788
		2,672,439

TOTAL COMMUNICATION SERVICES		68,660,775

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.7%
BorgWarner, Inc.	138,031	5,217,572
Gentex Corp.	171,643	4,706,451
The Goodyear Tire & Rubber Co.	155,893	2,140,411
		12,064,434
Automobiles - 0.3%
Harley-Davidson, Inc.	105,770	3,784,451
Thor Industries, Inc. (b)	35,326	2,105,430
		5,889,881
Distributors - 0.3%
Pool Corp.	25,707	4,868,135
Diversified Consumer Services - 1.5%
Bright Horizons Family Solutions, Inc. (a)	38,497	5,854,239
Frontdoor, Inc. (a)	56,968	2,600,020
Graham Holdings Co.	2,815	2,090,785
Grand Canyon Education, Inc. (a)	31,766	3,455,188
H&R Block, Inc.	136,226	3,772,098
Service Corp. International	118,929	5,487,384
ServiceMaster Global Holdings, Inc. (a)	91,301	4,859,952
		28,119,666
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	163,854	5,929,876
Caesars Entertainment Corp. (a)(b)	381,807	4,520,595
Choice Hotels International, Inc.	22,404	1,922,487
Domino's Pizza, Inc.	27,441	6,710,148
Dunkin' Brands Group, Inc.	55,409	4,441,585
Extended Stay America, Inc. unit	125,374	2,096,253
Hilton Grand Vacations, Inc. (a)	60,485	1,977,860
Hyatt Hotels Corp. Class A	25,233	1,951,773
International Game Technology PLC (b)	65,746	877,709
Planet Fitness, Inc. (a)	56,695	4,459,629
Six Flags Entertainment Corp.	53,350	2,818,481
Vail Resorts, Inc.	26,907	6,633,114
Wendy's Co.	124,484	2,264,364
Wyndham Destinations, Inc.	61,818	2,909,155
Wyndham Hotels & Resorts, Inc.	64,044	3,621,688
		53,134,717
Household Durables - 1.7%
Leggett & Platt, Inc.	87,825	3,510,365
Newell Brands, Inc.	253,840	3,601,990
NVR, Inc. (a)	2,132	7,129,706
PulteGroup, Inc.	172,373	5,431,473
Roku, Inc. Class A (a)	54,860	5,668,684
Tempur Sealy International, Inc. (a)	30,785	2,469,573
Toll Brothers, Inc.	90,195	3,244,314
		31,056,105
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc. (a)	79,880	5,353,558
GrubHub, Inc. (a)(b)	61,227	4,140,782
Liberty Interactive Corp. QVC Group Series A (a)	264,912	3,745,856
		13,240,196
Leisure Products - 0.5%
Brunswick Corp.	58,050	2,853,738
Mattel, Inc. (a)(b)	230,507	3,365,402
Polaris Industries, Inc.	38,495	3,644,322
		9,863,462
Multiline Retail - 0.9%
Kohl's Corp.	108,991	5,870,255
Macy's, Inc.	207,419	4,714,634
Nordstrom, Inc. (b)	71,959	2,382,562
Ollie's Bargain Outlet Holdings, Inc. (a)	35,326	2,991,759
		15,959,210
Specialty Retail - 1.9%
AutoNation, Inc. (a)	36,253	1,764,796
Burlington Stores, Inc. (a)	43,856	7,926,972
Carvana Co. Class A (a)(b)	26,657	1,694,319
Dick's Sporting Goods, Inc.	45,951	1,707,999
Five Below, Inc. (a)	36,739	4,315,363
Floor & Decor Holdings, Inc. Class A (a)	44,836	1,755,329
Foot Locker, Inc.	74,934	3,076,790
IAA Spinco, Inc. (a)	89,076	4,164,303
L Brands, Inc.	152,343	3,953,301
Penske Automotive Group, Inc.	23,354	1,073,583
Urban Outfitters, Inc. (a)(b)	48,877	1,163,761
Williams-Sonoma, Inc. (b)	52,506	3,501,100
		36,097,616
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	95,639	3,403,792
Carter's, Inc.	29,912	2,782,414
Columbia Sportswear Co.	19,876	2,106,458
Hanesbrands, Inc.	241,272	3,882,066
Ralph Lauren Corp.	34,909	3,638,565
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	88,302	3,350,178
		19,163,473

TOTAL CONSUMER DISCRETIONARY		229,456,895

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	24,439	3,956,918
Sprouts Farmers Market LLC (a)	78,951	1,336,640
U.S. Foods Holding Corp. (a)	146,122	5,168,335
		10,461,893
Food Products - 1.6%
Beyond Meat, Inc. (b)	6,502	1,277,708
Bunge Ltd.	92,031	5,377,371
Flowers Foods, Inc.	130,707	3,097,756
Ingredion, Inc.	44,856	3,466,920
Lamb Weston Holdings, Inc.	97,828	6,566,215
Pilgrim's Pride Corp. (a)	35,691	965,798
Post Holdings, Inc. (a)	43,576	4,672,219
Seaboard Corp.	172	702,042
The Hain Celestial Group, Inc. (a)(b)	60,997	1,327,905
TreeHouse Foods, Inc. (a)	36,993	2,195,165
		29,649,099
Household Products - 0.2%
Energizer Holdings, Inc. (b)	42,863	1,803,675
Spectrum Brands Holdings, Inc. (b)	23,610	1,183,097
		2,986,772
Personal Products - 0.2%
Herbalife Nutrition Ltd. (a)	68,607	2,814,259
Nu Skin Enterprises, Inc. Class A	36,957	1,477,541
		4,291,800

TOTAL CONSUMER STAPLES		47,389,564

ENERGY - 2.4%
Energy Equipment & Services - 0.4%
Helmerich & Payne, Inc.	71,701	3,562,106
Patterson-UTI Energy, Inc.	136,374	1,586,030
Transocean Ltd. (United States) (a)(b)	388,606	2,362,724
		7,510,860
Oil, Gas & Consumable Fuels - 2.0%
Antero Midstream GP LP (b)	150,617	1,373,627
Antero Resources Corp. (a)	179,298	826,564
Centennial Resource Development, Inc. Class A (a)	124,103	738,413
Chesapeake Energy Corp. (a)(b)	870,177	1,575,020
Cimarex Energy Co.	66,607	3,374,977
EQT Corp.	171,047	2,584,520
Equitrans Midstream Corp. (b)	137,059	2,273,809
HollyFrontier Corp.	105,342	5,242,871
Kosmos Energy Ltd.	241,343	1,450,471
Murphy Oil Corp. (b)	110,852	2,664,882
Parsley Energy, Inc. Class A (a)	180,754	2,998,709
PBF Energy, Inc. Class A	80,236	2,240,991
Range Resources Corp. (b)	140,777	801,021
Targa Resources Corp. (b)	153,611	5,977,004
WPX Energy, Inc. (a)	281,489	2,938,745
		37,061,624

TOTAL ENERGY		44,572,484

FINANCIALS - 14.9%
Banks - 4.7%
Associated Banc-Corp.	108,773	2,357,111
Bank of Hawaii Corp.	27,314	2,328,519
Bank OZK	81,290	2,485,848
BankUnited, Inc.	65,026	2,237,545
BOK Financial Corp.	21,749	1,819,956
CIT Group, Inc.	64,441	3,257,493
Commerce Bancshares, Inc.	67,183	4,086,742
Cullen/Frost Bankers, Inc.	37,703	3,579,523
East West Bancorp, Inc.	96,531	4,634,453
First Citizens Bancshares, Inc.	5,023	2,345,841
First Hawaiian, Inc.	91,105	2,437,970
First Horizon National Corp.	209,230	3,431,372
FNB Corp., Pennsylvania	217,093	2,615,971
PacWest Bancorp	78,623	3,037,206
Peoples United Financial, Inc. (b)	261,883	4,300,119
Pinnacle Financial Partners, Inc.	50,568	3,071,500
Popular, Inc.	63,933	3,679,983
Prosperity Bancshares, Inc. (b)	44,801	3,108,741
Signature Bank	36,176	4,610,993
Sterling Bancorp	138,630	3,029,066
Synovus Financial Corp.	100,657	3,842,078
TCF Financial Corp.	107,964	2,308,270
Texas Capital Bancshares, Inc. (a)	33,486	2,107,274
Umpqua Holdings Corp.	147,140	2,569,064
Webster Financial Corp.	61,251	3,123,801
Western Alliance Bancorp.	64,831	3,205,245
Wintrust Financial Corp.	37,616	2,691,049
Zions Bancorp NA	118,248	5,329,437
		87,632,170
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	34,154	2,930,072
BGC Partners, Inc. Class A	191,980	1,057,810
Eaton Vance Corp. (non-vtg.) (b)	74,798	3,328,511
Evercore, Inc. Class A	27,321	2,359,715
FactSet Research Systems, Inc.	25,107	6,962,171
Janus Henderson Group PLC	109,917	2,206,034
Lazard Ltd. Class A (b)	71,878	2,782,397
Legg Mason, Inc.	56,397	2,123,911
LPL Financial	55,763	4,676,843
MarketAxess Holdings, Inc.	24,673	8,315,788
Morningstar, Inc.	13,158	1,999,753
SEI Investments Co.	86,419	5,149,708
Virtu Financial, Inc. Class A (b)	31,787	689,142
		44,581,855
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	7,032	3,361,507
Navient Corp.	140,610	1,989,632
OneMain Holdings, Inc.	43,714	1,811,945
Santander Consumer U.S.A. Holdings, Inc.	70,935	1,908,861
SLM Corp.	289,738	2,639,513
		11,711,458
Diversified Financial Services - 0.5%
Jefferies Financial Group, Inc.	172,303	3,675,223
Voya Financial, Inc.	96,287	5,408,441
		9,083,664
Insurance - 5.0%
Alleghany Corp. (a)	9,359	6,417,747
American Financial Group, Inc.	49,322	5,049,586
American National Insurance Co.	5,012	606,552
Assurant, Inc.	41,196	4,669,979
Assured Guaranty Ltd.	66,533	2,906,827
Axis Capital Holdings Ltd.	55,358	3,524,644
Brighthouse Financial, Inc. (a)	77,746	3,045,311
Brown & Brown, Inc.	157,903	5,673,455
Erie Indemnity Co. Class A	16,526	3,681,497
Everest Re Group Ltd.	26,918	6,639,056
First American Financial Corp.	73,234	4,234,390
Hanover Insurance Group, Inc.	27,244	3,533,819
Kemper Corp.	41,059	3,614,013
Mercury General Corp.	18,376	1,042,103
Old Republic International Corp.	189,155	4,314,626
Primerica, Inc.	28,266	3,467,956
Reinsurance Group of America, Inc.	41,854	6,525,876
RenaissanceRe Holdings Ltd.	29,198	5,289,218
Torchmark Corp.	72,564	6,626,544
Unum Group	141,438	4,518,944
W.R. Berkley Corp.	96,502	6,696,274
White Mountains Insurance Group Ltd.	2,066	2,223,016
		94,301,433
Mortgage Real Estate Investment Trusts - 1.2%
AGNC Investment Corp.	357,798	6,132,658
Chimera Investment Corp.	124,684	2,403,908
MFA Financial, Inc.	300,236	2,155,694
New Residential Investment Corp.	278,056	4,362,699
Starwood Property Trust, Inc.	182,637	4,242,658
Two Harbors Investment Corp.	181,587	2,444,161
		21,741,778
Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc. (a)(b)	5,175	1,669,145
MGIC Investment Corp.	237,865	3,056,565
New York Community Bancorp, Inc.	304,250	3,508,003
TFS Financial Corp.	32,914	591,135
		8,824,848

TOTAL FINANCIALS		277,877,206

HEALTH CARE - 10.3%
Biotechnology - 3.2%
Agios Pharmaceuticals, Inc. (a)(b)	34,696	1,669,225
Alkermes PLC (a)	104,203	2,413,341
Alnylam Pharmaceuticals, Inc. (a)(b)	70,940	5,504,235
bluebird bio, Inc. (a)(b)	36,881	4,839,894
Exact Sciences Corp. (a)	85,618	9,855,483
Exelixis, Inc. (a)	200,408	4,262,678
Ionis Pharmaceuticals, Inc. (a)	85,703	5,644,400
Moderna, Inc.	17,758	232,630
Neurocrine Biosciences, Inc. (a)	60,513	5,832,848
Sage Therapeutics, Inc. (a)	33,776	5,415,644
Sarepta Therapeutics, Inc. (a)(b)	47,254	7,033,758
Seattle Genetics, Inc. (a)(b)	73,073	5,532,357
United Therapeutics Corp. (a)	28,846	2,285,757
		60,522,250
Health Care Equipment & Supplies - 2.8%
Cantel Medical Corp.	24,726	2,281,715
DexCom, Inc. (a)	60,660	9,515,734
Hill-Rom Holdings, Inc.	44,724	4,769,367
ICU Medical, Inc. (a)	12,909	3,284,566
Insulet Corp. (a)(b)	39,722	4,883,423
Integra LifeSciences Holdings Corp. (a)	47,538	3,013,434
Masimo Corp. (a)	31,512	4,974,169
Penumbra, Inc. (a)(b)	21,105	3,537,198
STERIS PLC	56,156	8,359,382
West Pharmaceutical Services, Inc.	49,075	6,736,525
		51,355,513
Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc. (a)(b)	58,453	1,866,989
Chemed Corp.	10,402	4,216,867
Covetrus, Inc. (a)(b)	65,231	1,544,018
Encompass Health Corp.	65,736	4,196,586
Guardant Health, Inc.	22,938	2,155,943
MEDNAX, Inc. (a)	56,186	1,380,490
Molina Healthcare, Inc. (a)	41,718	5,539,316
Premier, Inc. (a)	34,428	1,334,085
		22,234,294
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	40,423	3,693,450
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	14,228	4,480,397
Bio-Techne Corp.	25,114	5,277,707
Bruker Corp.	69,321	3,317,010
Charles River Laboratories International, Inc. (a)	32,234	4,336,762
PerkinElmer, Inc.	73,865	6,361,254
PRA Health Sciences, Inc. (a)	39,161	3,912,576
QIAGEN NV (a)	148,256	5,592,216
		33,277,922
Pharmaceuticals - 1.1%
Catalent, Inc. (a)	97,034	5,481,451
Horizon Pharma PLC (a)	122,769	3,055,720
Jazz Pharmaceuticals PLC (a)	37,165	5,180,058
Nektar Therapeutics (a)(b)	112,639	3,205,706
Perrigo Co. PLC	84,673	4,573,189
		21,496,124

TOTAL HEALTH CARE		192,579,553

INDUSTRIALS - 14.0%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	63,570	3,427,059
Curtiss-Wright Corp.	28,431	3,608,178
Hexcel Corp.	56,746	4,639,553
Huntington Ingalls Industries, Inc.	27,251	6,221,403
Spirit AeroSystems Holdings, Inc. Class A	68,879	5,292,662
Teledyne Technologies, Inc. (a)	23,972	6,982,564
		30,171,419
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)(b)	61,294	4,136,119
Airlines - 0.6%
Alaska Air Group, Inc.	80,847	5,122,466
Copa Holdings SA Class A	20,969	2,119,966
JetBlue Airways Corp. (a)	201,162	3,868,345
		11,110,777
Building Products - 1.7%
A.O. Smith Corp.	92,581	4,207,806
Allegion PLC	62,938	6,516,601
Armstrong World Industries, Inc.	32,832	3,208,015
Fortune Brands Home & Security, Inc.	93,220	5,121,507
Lennox International, Inc. (b)	23,817	6,108,584
Owens Corning	71,819	4,165,502
Resideo Technologies, Inc. (a)	82,826	1,562,098
		30,890,113
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. (a)	34,553	2,688,569
KAR Auction Services, Inc.	88,620	2,369,699
Rollins, Inc.	95,154	3,190,514
Stericycle, Inc. (a)(b)	59,881	2,752,131
		11,000,913
Construction & Engineering - 1.0%
AECOM (a)	104,035	3,740,058
Fluor Corp.	93,846	3,050,933
Jacobs Engineering Group, Inc.	88,238	7,280,517
Quanta Services, Inc.	95,013	3,555,386
Valmont Industries, Inc.	14,255	1,961,488
		19,588,382
Electrical Equipment - 0.9%
Acuity Brands, Inc.	26,459	3,551,327
GrafTech International Ltd.	41,738	477,900
Hubbell, Inc. Class B	36,275	4,711,397
Regal Beloit Corp.	28,497	2,268,931
Sensata Technologies, Inc. PLC (a)	106,723	5,061,872
		16,071,427
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	37,610	5,423,738
ITT, Inc.	58,874	3,674,915
		9,098,653
Machinery - 4.5%
AGCO Corp.	42,711	3,288,747
Allison Transmission Holdings, Inc.	77,093	3,542,423
Apergy Corp. (a)	51,557	1,677,149
Colfax Corp. (a)(b)	61,703	1,707,939
Crane Co.	33,668	2,818,012
Donaldson Co., Inc.	85,345	4,262,983
Flowserve Corp.	87,998	4,402,540
Gardner Denver Holdings, Inc. (a)	87,490	2,884,545
Gates Industrial Corp. PLC (a)	31,235	342,960
Graco, Inc.	110,548	5,315,148
IDEX Corp.	50,696	8,528,081
Lincoln Electric Holdings, Inc.	40,411	3,415,538
Middleby Corp. (a)(b)	37,080	4,982,810
Nordson Corp.	38,311	5,427,136
Oshkosh Corp.	46,627	3,896,618
Pentair PLC	114,393	4,439,592
Snap-On, Inc. (b)	36,781	5,613,148
Timken Co.	44,684	2,042,506
Toro Co.	70,796	5,155,365
Trinity Industries, Inc.	71,641	1,404,164
WABCO Holdings, Inc. (a)	34,245	4,534,380
Woodward, Inc.	36,948	4,139,654
		83,821,438
Marine - 0.2%
Kirby Corp. (a)	39,870	3,124,213
Professional Services - 0.4%
Manpower, Inc.	39,995	3,653,543
Robert Half International, Inc.	77,515	4,682,681
		8,336,224
Road & Rail - 0.8%
AMERCO	5,934	2,296,458
Genesee & Wyoming, Inc. Class A (a)	37,381	4,104,808
Knight-Swift Transportation Holdings, Inc. Class A (b)	83,975	3,009,664
Landstar System, Inc.	26,723	2,973,468
Ryder System, Inc.	34,638	1,844,820
Schneider National, Inc. Class B	37,522	724,175
		14,953,393
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	69,715	2,913,390
HD Supply Holdings, Inc. (a)	114,264	4,628,835
MSC Industrial Direct Co., Inc. Class A	28,906	2,053,771
Univar, Inc. (a)	105,304	2,329,324
Watsco, Inc.	21,541	3,502,997
WESCO International, Inc. (a)	29,565	1,500,128
		16,928,445
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	49,201	2,038,889

TOTAL INDUSTRIALS		261,270,405

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 0.7%
Ciena Corp. (a)	103,899	4,698,313
CommScope Holding Co., Inc. (a)	128,630	1,836,836
EchoStar Holding Corp. Class A (a)	31,828	1,448,811
Ubiquiti Networks, Inc. (b)	10,121	1,302,876
ViaSat, Inc. (a)	37,326	3,045,428
		12,332,264
Electronic Equipment & Components - 2.6%
ADT, Inc. (b)	76,480	485,648
Arrow Electronics, Inc. (a)	56,732	4,119,311
Avnet, Inc.	70,525	3,203,246
Cognex Corp.	109,707	4,828,205
Coherent, Inc. (a)	16,029	2,225,627
Dolby Laboratories, Inc. Class A	42,125	2,868,713
FLIR Systems, Inc.	90,407	4,489,612
Jabil, Inc.	99,926	3,085,715
Littelfuse, Inc.	15,999	2,703,191
National Instruments Corp.	87,037	3,634,665
SYNNEX Corp.	27,731	2,732,613
Trimble, Inc. (a)	168,402	7,116,669
Zebra Technologies Corp. Class A (a)	35,813	7,552,604
		49,045,819
IT Services - 4.2%
Alliance Data Systems Corp.	29,769	4,671,351
Amdocs Ltd.	91,993	5,886,632
Booz Allen Hamilton Holding Corp. Class A	91,306	6,277,288
CACI International, Inc. Class A (a)	16,477	3,545,027
CoreLogic, Inc. (a)	53,733	2,448,613
Elastic NV (b)	24,950	2,465,809
EPAM Systems, Inc. (a)	34,799	6,743,698
Euronet Worldwide, Inc. (a)	33,463	5,217,216
Genpact Ltd.	109,417	4,341,667
Jack Henry & Associates, Inc.	51,445	7,186,867
Leidos Holdings, Inc.	91,172	7,485,221
MongoDB, Inc. Class A (a)(b)	16,060	2,300,113
Okta, Inc. (a)	68,381	8,946,286
Sabre Corp.	184,568	4,339,194
Switch, Inc. Class A (b)	39,733	539,177
WEX, Inc. (a)	28,768	6,273,438
		78,667,597
Semiconductors & Semiconductor Equipment - 2.5%
Cree, Inc. (a)	70,407	4,377,907
Cypress Semiconductor Corp.	244,608	5,618,646
Entegris, Inc. (b)	90,087	3,919,685
First Solar, Inc. (a)	55,131	3,555,398
MKS Instruments, Inc.	36,227	3,084,005
Monolithic Power Systems, Inc.	27,974	4,144,628
ON Semiconductor Corp. (a)	273,177	5,876,037
Teradyne, Inc.	114,416	6,376,404
Universal Display Corp.	28,561	6,028,656
Versum Materials, Inc.	73,155	3,802,597
		46,783,963
Software - 7.7%
2U, Inc. (a)(b)	37,416	478,925
Alteryx, Inc. Class A (a)	30,518	3,587,086
Anaplan, Inc.	55,063	3,135,287
Aspen Technology, Inc. (a)	46,224	6,095,559
Avalara, Inc. (a)	28,524	2,324,136
Black Knight, Inc. (a)	96,197	6,091,194
CDK Global, Inc.	81,398	4,222,114
Ceridian HCM Holding, Inc. (a)(b)	41,495	2,212,098
Coupa Software, Inc. (a)	40,938	5,555,696
DocuSign, Inc. (a)(b)	102,260	5,288,887
Fair Isaac Corp. (a)	19,023	6,608,971
FireEye, Inc. (a)	133,040	1,995,600
Guidewire Software, Inc. (a)	54,658	5,579,489
HubSpot, Inc. (a)	26,604	4,754,667
LogMeIn, Inc.	32,950	2,503,212
Manhattan Associates, Inc. (a)	43,224	3,673,608
New Relic, Inc. (a)	31,431	2,928,426
Nuance Communications, Inc. (a)	194,140	3,230,490
Nutanix, Inc. Class A (a)	93,569	2,124,016
Pagerduty, Inc. (b)	6,773	299,367
Parametric Technology Corp. (a)	69,754	4,727,926
Paycom Software, Inc. (a)	32,957	7,934,398
Paylocity Holding Corp. (a)	21,639	2,209,126
Pegasystems, Inc.	25,407	1,920,769
Pluralsight, Inc. (a)	41,795	1,282,689
Proofpoint, Inc. (a)	36,716	4,633,559
RealPage, Inc. (a)	52,905	3,305,504
RingCentral, Inc. (a)	46,909	6,660,140
Smartsheet, Inc. (a)	57,183	2,854,004
SolarWinds, Inc. (a)(b)	30,406	544,876
Tableau Software, Inc. (a)	50,833	8,617,718
Teradata Corp. (a)	78,295	2,867,163
The Trade Desk, Inc. (a)(b)	25,380	6,682,808
Tyler Technologies, Inc. (a)	25,279	5,898,855
Zendesk, Inc. (a)	72,391	6,048,992
Zscaler, Inc. (a)	41,257	3,476,727
		142,354,082
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp. (a)	80,509	2,722,009
Pure Storage, Inc. Class A (a)	153,448	2,323,203
Xerox Corp.	124,433	3,994,299
		9,039,511

TOTAL INFORMATION TECHNOLOGY		338,223,236

MATERIALS - 6.2%
Chemicals - 2.6%
Albemarle Corp. U.S. (b)	70,629	5,153,092
Ashland Global Holdings, Inc.	41,728	3,316,541
Axalta Coating Systems Ltd. (a)	137,952	4,087,518
Cabot Corp.	38,845	1,737,148
CF Industries Holdings, Inc.	147,840	7,326,950
Element Solutions, Inc. (a)	149,603	1,499,022
Huntsman Corp.	149,365	3,069,451
NewMarket Corp.	4,578	1,930,131
Olin Corp.	109,728	2,202,241
RPM International, Inc.	86,558	5,871,229
The Chemours Co. LLC	109,153	2,081,548
The Scotts Miracle-Gro Co. Class A	26,512	2,974,116
Valvoline, Inc.	125,936	2,542,648
W.R. Grace & Co.	38,362	2,601,327
Westlake Chemical Corp.	23,806	1,608,571
		48,001,533
Construction Materials - 0.3%
Eagle Materials, Inc.	30,550	2,528,929
nVent Electric PLC	104,970	2,602,206
		5,131,135
Containers & Packaging - 2.2%
Aptargroup, Inc.	42,341	5,124,108
Ardagh Group SA	12,411	206,395
Avery Dennison Corp.	56,406	6,479,357
Berry Global Group, Inc. (a)	88,492	3,986,565
Crown Holdings, Inc. (a)	87,100	5,575,271
Graphic Packaging Holding Co.	196,683	2,922,709
Owens-Illinois, Inc.	104,184	1,768,002
Packaging Corp. of America	62,734	6,334,252
Sealed Air Corp.	104,332	4,360,034
Silgan Holdings, Inc.	52,056	1,564,803
Sonoco Products Co. (b)	66,493	3,991,575
		42,313,071
Metals & Mining - 1.0%
Alcoa Corp. (a)	124,902	2,809,046
Reliance Steel & Aluminum Co.	43,685	4,366,316
Royal Gold, Inc.	43,682	4,999,405
Steel Dynamics, Inc.	142,533	4,491,215
United States Steel Corp. (b)	114,255	1,717,253
		18,383,235
Paper & Forest Products - 0.1%
Domtar Corp.	42,236	1,792,918

TOTAL MATERIALS		115,621,892

REAL ESTATE - 11.5%
Equity Real Estate Investment Trusts (REITs) - 11.0%
American Campus Communities, Inc.	91,339	4,270,098
American Homes 4 Rent Class A	171,708	4,157,051
Americold Realty Trust	128,110	4,295,528
Apartment Investment & Management Co. Class A	99,132	4,910,999
Apple Hospitality (REIT), Inc.	139,951	2,198,630
Brandywine Realty Trust (SBI)	117,021	1,726,060
Brixmor Property Group, Inc.	199,202	3,780,854
Camden Property Trust (SBI)	62,372	6,468,600
Colony Capital, Inc.	321,153	1,814,514
Columbia Property Trust, Inc.	78,189	1,714,685
CoreSite Realty Corp.	24,492	2,567,007
Corporate Office Properties Trust (SBI)	75,401	2,105,196
Cousins Properties, Inc.	97,891	3,443,805
CubeSmart	126,250	4,286,188
CyrusOne, Inc.	75,006	4,305,344
DDR Corp.	93,739	1,335,781
Douglas Emmett, Inc.	107,645	4,394,069
Duke Realty Corp.	240,502	8,015,932
Empire State Realty Trust, Inc.	98,288	1,377,015
EPR Properties	50,068	3,726,561
Equity Commonwealth	80,606	2,706,749
Equity Lifestyle Properties, Inc.	57,305	7,120,146
Gaming & Leisure Properties	135,746	5,118,982
Healthcare Trust of America, Inc.	136,904	3,686,825
Highwoods Properties, Inc. (SBI)	68,609	3,110,046
Hospitality Properties Trust (SBI)	108,654	2,684,840
Hudson Pacific Properties, Inc.	100,908	3,562,052
Iron Mountain, Inc. (b)	190,612	5,605,899
JBG SMITH Properties	81,636	3,194,417
Kilroy Realty Corp.	66,196	5,259,934
Kimco Realty Corp.	269,895	5,184,683
Lamar Advertising Co. Class A	57,025	4,614,463
Liberty Property Trust (SBI)	99,238	5,190,147
Life Storage, Inc.	31,226	3,044,223
Medical Properties Trust, Inc.	291,511	5,101,443
National Retail Properties, Inc.	108,763	5,681,779
Omega Healthcare Investors, Inc.	142,907	5,187,524
Outfront Media, Inc.	94,765	2,575,713
Paramount Group, Inc.	135,358	1,872,001
Park Hotels & Resorts, Inc.	134,820	3,560,596
Rayonier, Inc.	86,398	2,508,998
Regency Centers Corp.	111,634	7,445,988
Retail Properties America, Inc.	143,063	1,739,646
SL Green Realty Corp.	56,376	4,570,966
Spirit Realty Capital, Inc. (b)	58,383	2,575,858
Store Capital Corp.	138,918	4,752,385
Sun Communities, Inc.	56,498	7,503,499
Taubman Centers, Inc.	39,291	1,592,071
The Macerich Co. (b)	94,866	3,135,321
VEREIT, Inc.	652,791	5,953,454
VICI Properties, Inc. (b)	299,778	6,397,263
Weingarten Realty Investors (SBI)	80,090	2,235,312
		205,367,140
Real Estate Management & Development - 0.5%
Howard Hughes Corp. (a)	26,876	3,628,260
Jones Lang LaSalle, Inc.	34,318	4,999,789
		8,628,049

TOTAL REAL ESTATE		213,995,189

UTILITIES - 3.5%
Electric Utilities - 1.8%
Alliant Energy Corp.	159,192	7,886,372
Hawaiian Electric Industries, Inc.	72,638	3,254,182
IDACORP, Inc.	33,743	3,443,811
OGE Energy Corp.	133,868	5,749,631
Pinnacle West Capital Corp.	75,105	6,851,078
Vistra Energy Corp.	278,314	5,972,618
		33,157,692
Gas Utilities - 0.9%
Atmos Energy Corp.	77,532	8,454,089
National Fuel Gas Co.	54,691	2,610,948
UGI Corp.	116,247	5,939,059
		17,004,096
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	178,388	6,090,166
Multi-Utilities - 0.2%
MDU Resources Group, Inc.	131,636	3,519,947
Water Utilities - 0.3%
Aqua America, Inc.	144,658	6,068,403

TOTAL UTILITIES		65,840,304

TOTAL COMMON STOCKS
(Cost $1,574,874,793)		1,855,487,503
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.6% 9/12/19 (c)
(Cost $997,038)	1,000,000	997,739
	Shares	Value

Money Market Funds - 7.1%
Fidelity Cash Central Fund 2.43% (d)	1,694,230	$1,694,569
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	130,689,714	130,702,782
TOTAL MONEY MARKET FUNDS
(Cost $132,397,351)		132,397,351
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $1,708,269,182)		1,988,882,593
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(126,597,340)
NET ASSETS - 100%		$1,862,285,253

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	35	Sept. 2019	$6,888,350	$114,811	$114,811

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $323,267.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,655
Fidelity Securities Lending Cash Central Fund	357,084
Total	$486,739

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$68,660,775	$68,660,775	$--	$--
Consumer Discretionary	229,456,895	229,456,895	--	--
Consumer Staples	47,389,564	47,389,564	--	--
Energy	44,572,484	44,572,484	--	--
Financials	277,877,206	277,877,206	--	--
Health Care	192,579,553	192,579,553	--	--
Industrials	261,270,405	261,270,405	--	--
Information Technology	338,223,236	338,223,236	--	--
Materials	115,621,892	115,621,892	--	--
Real Estate	213,995,189	213,995,189	--	--
Utilities	65,840,304	65,840,304	--	--
U.S. Government and Government Agency Obligations	997,739	--	997,739	--
Money Market Funds	132,397,351	132,397,351	--	--
Total Investments in Securities:	$1,988,882,593	$1,987,884,854	$997,739	$--
Derivative Instruments:
Assets
Futures Contracts	$114,811	$114,811	$--	$--
Total Assets	$114,811	$114,811	$--	$--
Total Derivative Instruments:	$114,811	$114,811	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$114,811	$0
Total Equity Risk	114,811	0
Total Value of Derivatives	$114,811	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $125,748,337) — See accompanying schedule: Unaffiliated issuers (cost $1,575,871,831)	$1,856,485,242
Fidelity Central Funds (cost $132,397,351)	132,397,351
Total Investment in Securities (cost $1,708,269,182)		$1,988,882,593
Cash		264
Receivable for investments sold		3,960,017
Receivable for fund shares sold		583,497
Dividends receivable		1,033,008
Distributions receivable from Fidelity Central Funds		127,587
Prepaid expenses		4,499
Receivable from investment adviser for expense reductions		275,421
Total assets		1,994,866,886
Liabilities
Payable for fund shares redeemed	$1,452,590
Accrued management fee	172,075
Payable for daily variation margin on futures contracts	36,428
Other affiliated payables	157,289
Other payables and accrued expenses	67,879
Collateral on securities loaned	130,695,372
Total liabilities		132,581,633
Net Assets		$1,862,285,253
Net Assets consist of:
Paid in capital		$1,540,316,970
Total distributable earnings (loss)		321,968,283
Net Assets, for 145,545,536 shares outstanding		$1,862,285,253
Net Asset Value, offering price and redemption price per share ($1,862,285,253 ÷ 145,545,536 shares)		$12.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends		$31,814,244
Interest		22,943
Income from Fidelity Central Funds (including $357,084 from security lending)		486,739
Total income		32,323,926
Expenses
Management fee	$2,202,224
Transfer agent fees	1,501,516
Accounting and security lending fees	517,285
Custodian fees and expenses	109,745
Independent trustees' fees and expenses	9,207
Registration fees	47,914
Audit	55,787
Legal	6,339
Interest	33,273
Miscellaneous	14,354
Total expenses before reductions	4,497,644
Expense reductions	(2,836,276)
Total expenses after reductions		1,661,368
Net investment income (loss)		30,662,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,428,561
Fidelity Central Funds	(487)
Futures contracts	(596,545)
Total net realized gain (loss)		45,831,529
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	20,778,255
Futures contracts	86,089
Total change in net unrealized appreciation (depreciation)		20,864,344
Net gain (loss)		66,695,873
Net increase (decrease) in net assets resulting from operations		$97,358,431

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,662,558	$25,735,157
Net realized gain (loss)	45,831,529	106,946,615
Change in net unrealized appreciation (depreciation)	20,864,344	142,150,184
Net increase (decrease) in net assets resulting from operations	97,358,431	274,831,956
Distributions to shareholders	(136,561,154)	–
Distributions to shareholders from net investment income	–	(17,827,435)
Distributions to shareholders from net realized gain	–	(10,934,823)
Total distributions	(136,561,154)	(28,762,258)
Share transactions
Proceeds from sales of shares	816,434,043	1,274,523,020
Reinvestment of distributions	17,561,702	5,077,657
Cost of shares redeemed	(1,213,960,114)	(705,178,230)
Net increase (decrease) in net assets resulting from share transactions	(379,964,369)	574,422,447
Total increase (decrease) in net assets	(419,167,092)	820,492,145
Net Assets
Beginning of period	2,281,452,345	1,460,960,200
End of period	$1,862,285,253	$2,281,452,345
Other Information
Undistributed net investment income end of period		$14,791,659
Shares
Sold	69,853,539	105,228,710
Issued in reinvestment of distributions	1,408,093	433,807
Redeemed	(101,839,298)	(58,088,108)
Net increase (decrease)	(30,577,666)	47,574,409

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Small-Mid Cap 500 Index Fund

Years ended July 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.95	$11.37	$10.26	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.17	.15	.14
Net realized and unrealized gain (loss)	.46	1.62	1.11	.18
Total from investment operations	.65	1.79	1.26	.32
Distributions from net investment income	(.18)	(.13)	(.09)	(.05)
Distributions from net realized gain	(.63)	(.08)	(.06)	(.01)
Total distributions	(.80)C	(.21)	(.15)	(.06)
Net asset value, end of period	$12.80	$12.95	$11.37	$10.26
Total ReturnD,E	5.26%	15.91%	12.41%	3.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.22%	.23%	.29%	.35%H
Expenses net of fee waivers, if any	.08%	.13%	.15%	.15%H
Expenses net of all reductions	.08%	.13%	.15%	.15%H
Net investment income (loss)	1.53%	1.37%	1.38%	1.48%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,862,285	$2,281,452	$1,460,960	$355,719
Portfolio turnover rateI	41%	39%	22%	99%H

 A For the period August 12, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.80 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.626 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$368,275,052
Gross unrealized depreciation	(101,363,669)
Net unrealized appreciation (depreciation)	$266,911,383
Tax Cost	$1,721,971,210

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$15,175,860
Undistributed long-term capital gain	$39,881,040
Net unrealized appreciation (depreciation) on securities and other investments	$266,911,383

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$62,420,911	$ 22,841,492
Long-term Capital Gains	74,140,243	5,920,766
Total	$136,561,154	$ 28,762,258

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $812,935,395 and $1,261,848,932, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During July 2019, the Board approved that effective August 1, 2019 transfer agent fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .03%.

During July 2019, the Board approved that effective August 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,935,312	2.48%	$15,364

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,472 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $3,344. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $111,157,000. The weighted average interest rate was 2.90%. The interest expense amounted to $17,909 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through November 30, 2020. The expense limitation prior to March 1, 2019 was .10%. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,835,145.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,131.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Small-Mid Cap 500 Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity SAI Small-Mid Cap 500 Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from August 12, 2015 (commencement of operations) to July 31, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 12, 2015 (commencement of operations) to July 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 13, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 276 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.06%	$1,000.00	$1,098.70	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity SAI Small-Mid Cap 500 Index Fund voted to pay on September 16, 2019, to shareholders of record at the opening of business on September 13, 2019, a distribution of $0.297 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.113 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $40,747,185, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 22% and 61% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 24% and 68% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 14% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

SV3-ANN-0919
1.9868212.103

Fidelity® SAI U.S. Quality Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Life of fundA
Fidelity® SAI U.S. Quality Index Fund	9.70%	14.13%

 A From October 8, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI U.S. Quality Index Fund on October 8, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI USA Quality Index, Fidelity U.S. Quality Focus Index, and Fidelity SAI U.S. Quality Index Fund Linked Index performed over the same period.

Period Ending Values
$16,556	Fidelity® SAI U.S. Quality Index Fund
$16,573	Fidelity U.S. Quality Focus Index
$17,130	MSCI USA Quality Index
$16,640	Fidelity SAI U.S. Quality Index Fund Linked Index

Effective March 18, 2019, the Fidelity SAI U.S. Quality Index Fund began comparing its performance to the Fidelity U.S. Quality Focus Index rather than the MSCI USA Quality Index as a result of the change to the fund’s investment policies.

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 9.70%, performing roughly in line with the 9.78% increase in the Fidelity SAI U.S. Quality Index Fund Linked Index. Many of the portfolio's top individual contributors came from the information technology sector, which was the strongest-performing segment of the index this period. Leading the way were by MasterCard (+38%) and Visa (+31%), two leaders in electronic-payments processing. Strong financial results driven by growth in non-cash financial transactions boosted these companies' share prices the past 12 months. Further aiding the fund's return was the stock of consumer electronics and personal computer manufacturer Apple (+13%), partly reflecting recent strength in its wearables and services businesses. A favorable earnings report also lifted shares of software manufacturer Microsoft (+27%), due notably to continued growth in the company's cloud-computing business. Elsewhere, Procter & Gamble (+29%) added value, as the consumer branded-goods company produced better-than-expected sales gains during the period. In contrast, the fund's biggest individual detractor was NVIDIA (-29%), a maker of graphics chips. Both of these stocks were not held at period end. Here, weaker-than-anticipated financial results weighed on the company's shares, particularly in the market selloff in the fourth quarter of 2018. Also hampering performance was Biogen (-29%), which plunged in March after the company announced plans to discontinue drug trials for a once-promising treatment for Alzheimer's disease. Lastly, poor earnings prospects weighed on the stock of 3M (-15%), as the maker of various consumer and industrial products reported first-quarter earnings that disappointed analysts.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  On March 18, 2019, the fund's benchmark changed from the MSCI USA Quality Index to the Fidelity U.S. Quality Focus Index. On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Five Stocks as of July 31, 2019

% of fund's net assets
Apple, Inc.	6.7
Alphabet, Inc. Class A	5.0
Visa, Inc. Class A	4.2
The Home Depot, Inc.	4.0
MasterCard, Inc. Class A	3.9
23.8

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Information Technology	32.3
Health Care	21.1
Consumer Discretionary	15.9
Financials	9.0
Consumer Staples	8.5

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.9%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 5.0%
Interactive Media & Services - 5.0%
Alphabet, Inc. Class A (a)	362,661	$441,793,630
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.2%
Gentex Corp.	568,083	15,576,836
Diversified Consumer Services - 0.1%
Frontdoor, Inc. (a)	185,256	8,455,084
Hotels, Restaurants & Leisure - 3.8%
Las Vegas Sands Corp.	775,436	46,867,352
McDonald's Corp.	910,144	191,785,544
Planet Fitness, Inc. (a)	112,828	8,875,050
Wyndham Destinations, Inc.	207,008	9,741,796
Yum! Brands, Inc.	671,481	75,555,042
		332,824,784
Internet & Direct Marketing Retail - 2.1%
The Booking Holdings, Inc. (a)	98,642	186,098,984
Specialty Retail - 6.5%
AutoZone, Inc. (a)	54,693	61,422,427
O'Reilly Automotive, Inc. (a)	171,755	65,397,434
Ross Stores, Inc.	812,115	86,108,553
The Home Depot, Inc.	1,632,441	348,836,317
		561,764,731
Textiles, Apparel & Luxury Goods - 3.2%
lululemon athletica, Inc. (a)	231,107	44,162,237
NIKE, Inc. Class B	2,758,496	237,313,411
		281,475,648

TOTAL CONSUMER DISCRETIONARY		1,386,196,067

CONSUMER STAPLES - 8.5%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	361,643	19,821,653
Monster Beverage Corp. (a)	856,990	55,250,145
		75,071,798
Household Products - 3.2%
Clorox Co.	280,861	45,667,999
Colgate-Palmolive Co.	1,888,291	135,465,996
Kimberly-Clark Corp.	754,794	102,387,806
		283,521,801
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	478,288	88,095,867
Herbalife Nutrition Ltd. (a)	224,442	9,206,611
		97,302,478
Tobacco - 3.3%
Philip Morris International, Inc.	3,406,610	284,826,662

TOTAL CONSUMER STAPLES		740,722,739

FINANCIALS - 9.0%
Banks - 0.3%
SVB Financial Group (a)	115,336	26,754,492
Capital Markets - 4.8%
Ameriprise Financial, Inc.	296,928	43,205,993
BlackRock, Inc. Class A	102,640	48,002,675
Eaton Vance Corp. (non-vtg.) (b)	252,374	11,230,643
Evercore, Inc. Class A	89,837	7,759,222
FactSet Research Systems, Inc. (b)	83,355	23,114,342
Federated Investors, Inc. Class B (non-vtg.)	209,835	7,291,766
Lazard Ltd. Class A (b)	284,371	11,008,001
LPL Financial	186,465	15,638,820
MarketAxess Holdings, Inc.	82,584	27,834,111
Moody's Corp.	364,148	78,051,482
MSCI, Inc.	184,787	41,990,998
SEI Investments Co.	282,911	16,858,666
T. Rowe Price Group, Inc.	517,753	58,708,013
TD Ameritrade Holding Corp. (b)	590,255	30,162,031
		420,856,763
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)	26,610	12,720,378
Insurance - 3.6%
AFLAC, Inc.	1,644,291	86,555,478
Erie Indemnity Co. Class A	43,524	9,695,841
Marsh & McLennan Companies, Inc.	1,067,657	105,484,512
Primerica, Inc.	93,317	11,449,063
Progressive Corp.	1,279,559	103,618,688
		316,803,582
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	215,390	9,942,402

TOTAL FINANCIALS		787,077,617

HEALTH CARE - 21.1%
Biotechnology - 8.2%
AbbVie, Inc.	3,232,524	215,350,749
Amgen, Inc.	1,363,671	254,433,735
Biogen, Inc. (a)	431,071	102,517,305
Celgene Corp. (a)	1,539,155	141,386,778
		713,688,567
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)	159,503	33,348,887
IDEXX Laboratories, Inc. (a)	180,110	50,800,026
Intuitive Surgical, Inc. (a)	235,525	122,357,593
		206,506,506
Health Care Providers & Services - 0.1%
HealthEquity, Inc. (a)(b)	118,947	9,751,275
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	274,221	45,493,264
Life Sciences Tools & Services - 0.8%
Mettler-Toledo International, Inc. (a)	54,336	41,118,768
Waters Corp. (a)	156,713	32,997,489
		74,116,257
Pharmaceuticals - 9.1%
Bristol-Myers Squibb Co.	3,577,874	158,893,384
Jazz Pharmaceuticals PLC (a)	125,033	17,427,100
Merck & Co., Inc.	3,904,186	324,008,396
Pfizer, Inc.	7,641,751	296,805,609
		797,134,489

TOTAL HEALTH CARE		1,846,690,358

INDUSTRIALS - 5.6%
Commercial Services & Supplies - 0.1%
Rollins, Inc.	322,992	10,829,922
Electrical Equipment - 0.5%
Rockwell Automation, Inc.	260,059	41,812,286
Industrial Conglomerates - 2.5%
3M Co.	1,261,818	220,464,841
Machinery - 1.7%
Allison Transmission Holdings, Inc.	261,364	12,009,676
Illinois Tool Works, Inc.	661,500	102,023,145
Snap-On, Inc. (b)	121,878	18,599,802
Toro Co. (b)	232,579	16,936,403
		149,569,026
Professional Services - 0.3%
Insperity, Inc.	81,638	8,682,201
Robert Half International, Inc.	260,949	15,763,929
		24,446,130
Trading Companies & Distributors - 0.5%
Fastenal Co.	1,254,183	38,628,836

TOTAL INDUSTRIALS		485,751,041

INFORMATION TECHNOLOGY - 32.3%
Communications Equipment - 0.2%
F5 Networks, Inc. (a)	130,260	19,111,747
IT Services - 14.2%
Accenture PLC Class A	1,384,824	266,689,406
Automatic Data Processing, Inc.	954,647	158,967,818
MasterCard, Inc. Class A	1,260,549	343,209,676
Paychex, Inc.	700,340	58,163,237
VeriSign, Inc. (a)	230,864	48,733,082
Visa, Inc. Class A	2,058,497	366,412,466
		1,242,175,685
Semiconductors & Semiconductor Equipment - 4.1%
Maxim Integrated Products, Inc.	599,129	35,462,446
Texas Instruments, Inc.	2,056,611	257,096,941
Xilinx, Inc.	544,931	62,236,570
		354,795,957
Software - 6.7%
ANSYS, Inc. (a)	176,792	35,909,991
Cadence Design Systems, Inc. (a)	614,440	45,413,260
Check Point Software Technologies Ltd. (a)	277,287	31,042,280
Fortinet, Inc. (a)	317,841	25,525,811
Intuit, Inc.	567,737	157,439,147
Manhattan Associates, Inc. (a)	142,481	12,109,460
Microsoft Corp.	429,185	58,485,040
Oracle Corp.	2,863,230	161,199,849
Paycom Software, Inc. (a)	105,435	25,383,476
VMware, Inc. Class A	166,164	28,993,956
		581,502,270
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	2,763,694	588,777,371
NetApp, Inc.	541,225	31,656,250
		620,433,621

TOTAL INFORMATION TECHNOLOGY		2,818,019,280

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Apartment Investment & Management Co. Class A	340,625	16,874,563
Public Storage	258,949	62,862,459
Ryman Hospitality Properties, Inc.	112,492	8,436,900
Simon Property Group, Inc.	677,064	109,819,781
		197,993,703
TOTAL COMMON STOCKS
(Cost $7,456,377,525)		8,704,244,435
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.41% 9/12/19 (c)
(Cost $797,778)	800,000	798,191
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 2.43% (d)	17,965,586	$17,969,179
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	54,714,755	54,720,226
TOTAL MONEY MARKET FUNDS
(Cost $72,689,287)		72,689,405
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $7,529,864,590)		8,777,732,031
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(44,975,648)
NET ASSETS - 100%		$8,732,756,383

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	194	Sept. 2019	$28,928,310	$89,219	$89,219

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $798,191.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$517,165
Fidelity Securities Lending Cash Central Fund	798,699
Total	$1,315,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$441,793,630	$441,793,630	$--	$--
Consumer Discretionary	1,386,196,067	1,386,196,067	--	--
Consumer Staples	740,722,739	740,722,739	--	--
Financials	787,077,617	787,077,617	--	--
Health Care	1,846,690,358	1,846,690,358	--	--
Industrials	485,751,041	485,751,041	--	--
Information Technology	2,818,019,280	2,818,019,280	--	--
Real Estate	197,993,703	197,993,703	--	--
U.S. Government and Government Agency Obligations	798,191	--	798,191	--
Money Market Funds	72,689,405	72,689,405	--	--
Total Investments in Securities:	$8,777,732,031	$8,776,933,840	$798,191	$--
Derivative Instruments:
Assets
Futures Contracts	$89,219	$89,219	$--	$--
Total Assets	$89,219	$89,219	$--	$--
Total Derivative Instruments:	$89,219	$89,219	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$89,219	$0
Total Equity Risk	89,219	0
Total Value of Derivatives	$89,219	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $53,316,471) — See accompanying schedule: Unaffiliated issuers (cost $7,457,175,303)	$8,705,042,626
Fidelity Central Funds (cost $72,689,287)	72,689,405
Total Investment in Securities (cost $7,529,864,590)		$8,777,732,031
Segregated cash with brokers for derivative instruments		337,680
Receivable for fund shares sold		3,197,795
Dividends receivable		9,245,091
Distributions receivable from Fidelity Central Funds		73,805
Prepaid expenses		20,024
Receivable from investment adviser for expense reductions		309,939
Total assets		8,790,916,365
Liabilities
Payable for fund shares redeemed	$1,678,125
Accrued management fee	726,980
Payable for daily variation margin on futures contracts	267,387
Other affiliated payables	631,041
Other payables and accrued expenses	152,196
Collateral on securities loaned	54,704,253
Total liabilities		58,159,982
Net Assets		$8,732,756,383
Net Assets consist of:
Paid in capital		$6,515,185,588
Total distributable earnings (loss)		2,217,570,795
Net Assets, for 574,756,244 shares outstanding		$8,732,756,383
Net Asset Value, offering price and redemption price per share ($8,732,756,383 ÷ 574,756,244 shares)		$15.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends		$143,894,117
Interest		24,512
Income from Fidelity Central Funds (including $798,699 from security lending)		1,315,864
Total income		145,234,493
Expenses
Management fee	$7,604,152
Transfer agent fees	5,703,114
Accounting and security lending fees	988,005
Custodian fees and expenses	86,569
Independent trustees' fees and expenses	33,238
Registration fees	169,549
Audit	55,236
Legal	13,316
Interest	12,393
Miscellaneous	47,678
Total expenses before reductions	14,713,250
Expense reductions	(3,238,863)
Total expenses after reductions		11,474,387
Net investment income (loss)		133,760,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	964,706,063
Fidelity Central Funds	266
Futures contracts	4,031,856
Total net realized gain (loss)		968,738,185
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(345,525,788)
Fidelity Central Funds	118
Futures contracts	(223,601)
Total change in net unrealized appreciation (depreciation)		(345,749,271)
Net gain (loss)		622,988,914
Net increase (decrease) in net assets resulting from operations		$756,749,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,760,106	$96,242,444
Net realized gain (loss)	968,738,185	87,427,749
Change in net unrealized appreciation (depreciation)	(345,749,271)	982,538,491
Net increase (decrease) in net assets resulting from operations	756,749,020	1,166,208,684
Distributions to shareholders	(197,565,929)	–
Distributions to shareholders from net investment income	–	(87,325,140)
Distributions to shareholders from net realized gain	–	(134,730,131)
Total distributions	(197,565,929)	(222,055,271)
Share transactions
Proceeds from sales of shares	1,813,165,441	4,206,625,253
Reinvestment of distributions	138,985,268	162,527,504
Cost of shares redeemed	(1,026,220,857)	(3,159,543,842)
Net increase (decrease) in net assets resulting from share transactions	925,929,852	1,209,608,915
Total increase (decrease) in net assets	1,485,112,943	2,153,762,328
Net Assets
Beginning of period	7,247,643,440	5,093,881,112
End of period	$8,732,756,383	$7,247,643,440
Other Information
Undistributed net investment income end of period		$48,909,433
Shares
Sold	127,001,447	317,003,949
Issued in reinvestment of distributions	9,901,495	13,154,961
Redeemed	(71,472,984)	(235,826,171)
Net increase (decrease)	65,429,958	94,332,739

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Quality Index Fund

Years ended July 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.23	$12.27	$10.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.21	.21	.13
Net realized and unrealized gain (loss)	1.10	2.25	1.36	.77
Total from investment operations	1.35	2.46	1.57	.90
Distributions from net investment income	(.19)	(.19)	(.14)	(.03)
Distributions from net realized gain	(.20)	(.31)	(.03)	–
Total distributions	(.39)	(.50)	(.17)	(.03)
Net asset value, end of period	$15.19	$14.23	$12.27	$10.87
Total ReturnC,D	9.70%	20.71%	14.70%	9.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.19%	.20%	.21%	.25%G
Expenses net of fee waivers, if any	.15%	.15%	.15%	.15%G
Expenses net of all reductions	.15%	.15%	.15%	.15%G
Net investment income (loss)	1.76%	1.55%	1.84%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,732,756	$7,247,643	$5,093,881	$3,598,609
Portfolio turnover rateH	99%	34%	31%	25%G

 A For the period October 8, 2015 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,466,501,573
Gross unrealized depreciation	(232,206,849)
Net unrealized appreciation (depreciation)	$1,234,294,724
Tax Cost	$7,543,437,307

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$212,572,250
Undistributed long-term capital gain	$770,703,820
Net unrealized appreciation (depreciation) on securities and other investments	$1,234,294,724

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$125,627,312	$ 133,689,913
Long-term Capital Gains	71,938,617	88,365,358
Total	$197,565,929	$ 222,055,271

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,458,567,817 and $7,521,021,350, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During July 2019, the Board approved that effective August 1, 2019 transfer agent fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .01%.

During July 2019, the Board approved that effective August 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$24,053,429	2.65%	$12,393

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $307,222.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20,020 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $332. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,238,863.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund, Strategic Advisers Growth Fund and Strategic Advisers Fidelity U.S. Total Stock Fund were the owners of record of approximately 26%, 12% and 32%, respectively, of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI U.S. Quality Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Quality Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from October 8, 2015 (commencement of operations) to July 31, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from October 8, 2015 (commencement of operations) to July 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 13, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 276 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.15%	$1,000.00	$1,122.70	$.79-C
Hypothetical-D		$1,000.00	$1,024.05	$.75-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C If fees and changes to the Fund level expense contract and/ or expense cap, effective August 1, 2019, had been in effect during the current period, the restated annualized expense ratio would have been .10% and the expenses paid in the actual and hypothetical examples above would have been $.53 and $.50, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity SAI U.S. Quality Index Fund voted to pay on September 16, 2019, to shareholders of record at the opening of business on September 13, 2019, a distribution of $1.515 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.135 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $770,842,488, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 77% and 93% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 80% and 97% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

SV4-ANN-0919
1.9868208.103

Fidelity® SAI U.S. Large Cap Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Life of fundA
Fidelity® SAI U.S. Large Cap Index Fund	7.97%	16.04%

 A From February 2, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI U.S. Large Cap Index Fund on February 2, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,816	Fidelity® SAI U.S. Large Cap Index Fund
$16,823	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 7.97%, performing roughly in line with the 7.99% increase in the benchmark S&P 500® index. Many of the portfolio's top individual contributors came from the strongest-performing sector in the index: information technology. Leading the way was Microsoft (+30%), largely due to continued growth in the company's cloud-computing business. Shares of consumer electronics and personal computer manufacturer Apple gained about 13%, partly reflecting recent strength in its wearables and services businesses. Other key contributors within technology included Visa (+31%) and MasterCard (+38%), two leaders in electronic-payments processing. Here, strong financial results driven by growth in non-cash financial transactions boosted these companies' share prices the past 12 months. Elsewhere, Procter & Gamble (+50%) added value, as the consumer branded-goods company produced better-than-expected sales gains during the period. In contrast, the fund's biggest individual detractor was graphics-chip maker NVIDIA (-31%), which fell amid broad investor concerns about semiconductor-industry weakness, as well as the company’s worse-than-expected fourth-quarter financial outlook. Also, in what was a challenging environment for the energy sector – the worst-performing category in the index the 12 past months – oilfield services provider Schlumberger (-38%) weighed on performance. Lastly, within the health care sector, shares of pharmaceutical manufacturer AbbVie (-24%) declined notably as investors appeared to disapprove of the company’s plans to acquire Allergan in a $63 billion deal.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Five Stocks as of July 31, 2019

% of fund's net assets
Microsoft Corp.	4.2
Apple, Inc.	3.7
Amazon.com, Inc.	3.1
Facebook, Inc. Class A	1.9
Berkshire Hathaway, Inc. Class B	1.6
14.5

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Information Technology	21.9
Health Care	13.8
Financials	13.2
Communication Services	10.4
Consumer Discretionary	10.1

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	4,119,479	$140,268,260
CenturyLink, Inc. (a)	541,592	6,547,847
Verizon Communications, Inc.	2,334,469	129,026,102
		275,842,209
Entertainment - 1.9%
Activision Blizzard, Inc. (a)	432,386	21,074,494
Electronic Arts, Inc. (b)	167,449	15,489,033
Netflix, Inc. (b)	246,796	79,712,640
Take-Two Interactive Software, Inc. (a)(b)	63,526	7,783,206
The Walt Disney Co.	985,394	140,921,196
Viacom, Inc. Class B (non-vtg.)	199,620	6,058,467
		271,039,036
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (b)	169,022	205,902,600
Class C (b)	172,993	210,477,123
Facebook, Inc. Class A (b)	1,356,156	263,406,180
TripAdvisor, Inc. (a)(b)	58,427	2,579,552
Twitter, Inc. (b)	412,173	17,439,040
		699,804,495
Media - 1.4%
CBS Corp. Class B (a)	198,666	10,233,286
Charter Communications, Inc. Class A (a)(b)	97,102	37,421,169
Comcast Corp. Class A (a)	2,556,666	110,371,271
Discovery Communications, Inc.:
Class A (a)(b)	89,108	2,700,863
Class C (non-vtg.) (a)(b)	203,512	5,747,179
DISH Network Corp. Class A (a)(b)	130,241	4,409,960
Fox Corp.:
Class A (a)	200,010	7,464,373
Class B (a)	91,660	3,409,752
Interpublic Group of Companies, Inc.	218,471	5,007,355
News Corp.:
Class A (a)	217,665	2,864,471
Class B	69,820	939,777
Omnicom Group, Inc. (a)	124,278	9,969,581
		200,539,037
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	178,424	14,225,746

TOTAL COMMUNICATION SERVICES		1,461,450,523

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Aptiv PLC	145,539	12,756,493
BorgWarner, Inc.	116,995	4,422,411
		17,178,904
Automobiles - 0.4%
Ford Motor Co.	2,211,973	21,080,103
General Motors Co.	744,591	30,036,801
Harley-Davidson, Inc. (a)	89,791	3,212,722
		54,329,626
Distributors - 0.1%
Genuine Parts Co. (a)	82,448	8,007,350
LKQ Corp. (b)	177,239	4,773,046
		12,780,396
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	114,752	3,177,483
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp. (a)	226,016	10,674,736
Chipotle Mexican Grill, Inc. (a)(b)	13,766	10,951,266
Darden Restaurants, Inc. (a)	69,416	8,438,209
Hilton Worldwide Holdings, Inc.	164,295	15,862,682
Marriott International, Inc. Class A	156,008	21,694,472
McDonald's Corp.	431,002	90,820,741
MGM Mirage, Inc. (a)	288,071	8,647,891
Norwegian Cruise Line Holdings Ltd. (b)	121,583	6,011,064
Royal Caribbean Cruises Ltd.	97,038	11,289,401
Starbucks Corp.	683,682	64,737,849
Wynn Resorts Ltd. (a)	54,694	7,114,049
Yum! Brands, Inc.	172,713	19,433,667
		275,676,027
Household Durables - 0.3%
D.R. Horton, Inc.	191,688	8,804,230
Garmin Ltd. (a)	68,444	5,379,014
Leggett & Platt, Inc. (a)	74,097	2,961,657
Lennar Corp. Class A	161,116	7,664,288
Mohawk Industries, Inc. (b)	34,747	4,332,603
Newell Brands, Inc. (a)	219,720	3,117,827
PulteGroup, Inc.	143,920	4,534,919
Whirlpool Corp. (a)	35,753	5,201,346
		41,995,884
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (b)	233,440	435,781,123
eBay, Inc.	462,431	19,047,533
Expedia, Inc. (a)	78,149	10,373,498
The Booking Holdings, Inc. (b)	24,436	46,101,202
		511,303,356
Leisure Products - 0.1%
Hasbro, Inc. (a)	65,357	7,918,654
Multiline Retail - 0.5%
Dollar General Corp.	145,815	19,542,126
Dollar Tree, Inc. (b)	134,105	13,645,184
Kohl's Corp.	91,458	4,925,928
Macy's, Inc. (a)	174,348	3,962,930
Nordstrom, Inc. (a)	59,361	1,965,443
Target Corp. (a)	289,196	24,986,534
		69,028,145
Specialty Retail - 2.3%
Advance Auto Parts, Inc. (a)	40,493	6,099,866
AutoZone, Inc. (b)	13,846	15,549,612
Best Buy Co., Inc.	131,141	10,036,221
CarMax, Inc. (a)(b)	93,810	8,232,766
Foot Locker, Inc. (a)	63,396	2,603,040
Gap, Inc. (a)	119,477	2,329,802
L Brands, Inc.	129,467	3,359,669
Lowe's Companies, Inc.	441,930	44,811,702
O'Reilly Automotive, Inc. (b)	44,185	16,823,881
Ross Stores, Inc.	207,408	21,991,470
The Home Depot, Inc.	621,075	132,717,517
Tiffany & Co., Inc. (a)	60,992	5,728,369
TJX Companies, Inc.	684,511	37,346,920
Tractor Supply Co. (a)	68,098	7,409,743
Ulta Beauty, Inc. (a)(b)	31,348	10,948,289
		325,988,867
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (b)	85,200	3,032,268
Hanesbrands, Inc. (a)	204,038	3,282,971
NIKE, Inc. Class B	709,380	61,027,961
PVH Corp.	42,286	3,760,071
Ralph Lauren Corp.	29,461	3,070,720
Tapestry, Inc.	163,772	5,065,468
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	106,127	2,448,350
Class C (non-vtg.) (a)(b)	109,657	2,230,423
VF Corp. (a)	183,830	16,064,904
		99,983,136

TOTAL CONSUMER DISCRETIONARY		1,419,360,478

CONSUMER STAPLES - 7.3%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.) (a)	93,896	5,146,440
Constellation Brands, Inc. Class A (sub. vtg.) (a)	94,384	18,576,659
Molson Coors Brewing Co. Class B	105,999	5,722,886
Monster Beverage Corp. (b)	220,918	14,242,583
PepsiCo, Inc.	791,282	101,133,752
The Coca-Cola Co. (a)	2,167,272	114,063,525
		258,885,845
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	248,246	68,424,045
Kroger Co.	455,345	9,635,100
Sysco Corp.	266,912	18,302,156
Walgreens Boots Alliance, Inc. (a)	438,678	23,903,564
Walmart, Inc.	789,584	87,154,282
		207,419,147
Food Products - 1.1%
Archer Daniels Midland Co. (a)	316,195	12,989,291
Campbell Soup Co. (a)	108,793	4,497,503
Conagra Brands, Inc. (a)	274,283	7,918,550
General Mills, Inc.	337,998	17,951,074
Hormel Foods Corp. (a)	153,682	6,299,425
Kellogg Co. (a)	140,305	8,168,557
Lamb Weston Holdings, Inc.	82,567	5,541,897
McCormick & Co., Inc. (non-vtg.) (a)	69,122	10,958,602
Mondelez International, Inc.	813,078	43,491,542
The Hershey Co. (a)	78,627	11,930,861
The J.M. Smucker Co. (a)	64,206	7,139,065
The Kraft Heinz Co.	351,194	11,241,720
Tyson Foods, Inc. Class A	166,407	13,229,357
		161,357,444
Household Products - 1.8%
Church & Dwight Co., Inc.	138,982	10,484,802
Clorox Co. (a)	71,895	11,690,127
Colgate-Palmolive Co.	484,603	34,765,419
Kimberly-Clark Corp.	194,061	26,324,375
Procter & Gamble Co.	1,415,869	167,129,177
		250,393,900
Personal Products - 0.2%
Coty, Inc. Class A	169,656	1,850,947
Estee Lauder Companies, Inc. Class A	123,772	22,797,565
		24,648,512
Tobacco - 0.9%
Altria Group, Inc.	1,056,072	49,709,309
Philip Morris International, Inc.	878,199	73,426,218
		123,135,527

TOTAL CONSUMER STAPLES		1,025,840,375

ENERGY - 4.9%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A (a)	290,645	7,379,477
Halliburton Co.	493,332	11,346,636
Helmerich & Payne, Inc. (a)	62,379	3,098,989
National Oilwell Varco, Inc. (a)	217,839	5,188,925
Schlumberger Ltd.	781,855	31,250,744
TechnipFMC PLC	237,742	6,547,415
		64,812,186
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	283,429	20,877,380
Apache Corp. (a)	212,195	5,181,802
Cabot Oil & Gas Corp. (a)	238,931	4,577,918
Chevron Corp. (a)	1,075,260	132,375,259
Cimarex Energy Co.	57,256	2,901,162
Concho Resources, Inc.	113,229	11,060,209
ConocoPhillips Co.	637,947	37,689,909
Devon Energy Corp.	234,367	6,327,909
Diamondback Energy, Inc. (a)	87,375	9,037,196
EOG Resources, Inc.	327,574	28,122,228
Exxon Mobil Corp.	2,388,312	177,594,880
Hess Corp.	143,876	9,328,920
HollyFrontier Corp.	88,680	4,413,604
Kinder Morgan, Inc. (a)	1,098,915	22,659,627
Marathon Oil Corp.	461,686	6,495,922
Marathon Petroleum Corp.	374,026	21,091,326
Noble Energy, Inc. (a)	269,946	5,960,408
Occidental Petroleum Corp.	422,232	21,685,836
ONEOK, Inc.	232,987	16,327,729
Phillips 66 Co.	235,766	24,180,161
Pioneer Natural Resources Co.	95,070	13,123,463
The Williams Companies, Inc.	684,004	16,853,859
Valero Energy Corp.	235,519	20,077,995
		617,944,702

TOTAL ENERGY		682,756,888

FINANCIALS - 13.2%
Banks - 5.6%
Bank of America Corp.	4,991,370	153,135,232
BB&T Corp.	432,336	22,278,274
Citigroup, Inc.	1,305,311	92,885,931
Citizens Financial Group, Inc.	258,727	9,640,168
Comerica, Inc. (a)	87,019	6,369,791
Fifth Third Bancorp	410,454	12,186,379
First Republic Bank (a)	93,013	9,241,772
Huntington Bancshares, Inc. (a)	590,681	8,417,204
JPMorgan Chase & Co.	1,831,115	212,409,340
KeyCorp (a)	569,146	10,455,212
M&T Bank Corp.	77,119	12,666,796
Peoples United Financial, Inc. (a)	222,612	3,655,289
PNC Financial Services Group, Inc.	254,822	36,414,064
Regions Financial Corp.	571,932	9,110,877
SunTrust Banks, Inc.	250,525	16,684,965
SVB Financial Group (a)(b)	29,534	6,851,002
U.S. Bancorp	844,746	48,277,234
Wells Fargo & Co.	2,283,217	110,530,535
Zions Bancorp NA (a)	103,052	4,644,554
		785,854,619
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	28,900	2,479,331
Ameriprise Financial, Inc. (a)	75,584	10,998,228
Bank of New York Mellon Corp.	497,248	23,330,876
BlackRock, Inc. Class A	67,161	31,409,856
Cboe Global Markets, Inc.	63,057	6,892,761
Charles Schwab Corp.	670,676	28,986,617
CME Group, Inc.	202,063	39,285,088
E*TRADE Financial Corp.	138,109	6,738,338
Franklin Resources, Inc. (a)	166,170	5,422,127
Goldman Sachs Group, Inc. (a)	192,049	42,275,746
IntercontinentalExchange, Inc.	318,283	27,964,344
Invesco Ltd. (a)	226,116	4,339,166
MarketAxess Holdings, Inc.	21,279	7,171,874
Moody's Corp.	93,110	19,957,197
Morgan Stanley	721,670	32,157,615
MSCI, Inc. (a)	47,798	10,861,618
Northern Trust Corp.	122,871	12,041,358
Raymond James Financial, Inc.	71,326	5,753,868
S&P Global, Inc.	138,905	34,024,780
State Street Corp.	210,639	12,236,020
T. Rowe Price Group, Inc.	133,482	15,135,524
The NASDAQ OMX Group, Inc.	65,474	6,309,729
		385,772,061
Consumer Finance - 0.7%
American Express Co.	386,528	48,072,487
Capital One Financial Corp.	265,072	24,497,954
Discover Financial Services (a)	182,734	16,398,549
Synchrony Financial	357,968	12,843,892
		101,812,882
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	1,093,825	224,704,470
Jefferies Financial Group, Inc.	143,022	3,050,659
		227,755,129
Insurance - 2.5%
AFLAC, Inc.	420,792	22,150,491
Allstate Corp.	188,028	20,194,207
American International Group, Inc.	490,947	27,488,123
Aon PLC	135,767	25,693,905
Arthur J. Gallagher & Co. (a)	104,569	9,456,175
Assurant, Inc.	34,701	3,933,705
Chubb Ltd.	258,453	39,501,957
Cincinnati Financial Corp. (a)	85,635	9,191,205
Everest Re Group Ltd.	22,993	5,670,994
Hartford Financial Services Group, Inc.	204,054	11,759,632
Lincoln National Corp.	114,216	7,462,873
Loews Corp.	151,447	8,108,472
Marsh & McLennan Companies, Inc.	288,637	28,517,336
MetLife, Inc.	536,452	26,511,458
Principal Financial Group, Inc. (a)	146,225	8,486,899
Progressive Corp.	329,641	26,694,328
Prudential Financial, Inc.	229,174	23,217,618
The Travelers Companies, Inc. (a)	147,838	21,676,008
Torchmark Corp.	57,093	5,213,733
Unum Group (a)	119,600	3,821,220
Willis Group Holdings PLC	72,949	14,241,104
		348,991,443

TOTAL FINANCIALS		1,850,186,134

HEALTH CARE - 13.8%
Biotechnology - 2.1%
AbbVie, Inc. (a)	834,469	55,592,325
Alexion Pharmaceuticals, Inc. (b)	126,574	14,339,568
Amgen, Inc. (a)	344,289	64,237,442
Biogen, Inc. (b)	109,446	26,028,448
Celgene Corp. (b)	398,096	36,569,099
Gilead Sciences, Inc.	717,751	47,027,046
Incyte Corp. (b)	100,466	8,531,573
Regeneron Pharmaceuticals, Inc. (b)	44,390	13,528,296
Vertex Pharmaceuticals, Inc. (b)	144,572	24,088,587
		289,942,384
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	995,822	86,736,096
Abiomed, Inc. (a)(b)	25,472	7,095,480
Align Technology, Inc. (b)	41,096	8,592,352
Baxter International, Inc.	267,815	22,488,426
Becton, Dickinson & Co.	152,255	38,490,064
Boston Scientific Corp. (b)	784,977	33,330,123
Danaher Corp.	355,626	49,965,453
Dentsply Sirona, Inc.	132,072	7,191,320
Edwards Lifesciences Corp. (b)	117,692	25,050,742
Hologic, Inc. (b)	151,305	7,754,381
IDEXX Laboratories, Inc. (b)	48,548	13,692,963
Intuitive Surgical, Inc. (b)	65,167	33,854,908
Medtronic PLC	756,779	77,146,051
ResMed, Inc.	80,941	10,417,107
Stryker Corp.	174,802	36,669,964
Teleflex, Inc. (a)	26,052	8,850,906
The Cooper Companies, Inc.	27,934	9,424,932
Varian Medical Systems, Inc. (b)	51,336	6,025,306
Zimmer Biomet Holdings, Inc.	115,602	15,621,298
		498,397,872
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp. (a)	87,792	7,651,073
Anthem, Inc.	145,179	42,771,185
Cardinal Health, Inc.	168,245	7,693,844
Centene Corp. (b)	233,332	12,154,264
Cigna Corp.	214,191	36,395,335
CVS Health Corp. (a)	733,294	40,969,136
DaVita HealthCare Partners, Inc. (b)	71,385	4,272,392
HCA Holdings, Inc.	150,712	20,121,559
Henry Schein, Inc. (a)(b)	84,147	5,599,141
Humana, Inc.	76,223	22,619,175
Laboratory Corp. of America Holdings (b)	55,600	9,314,112
McKesson Corp. (a)	107,227	14,899,192
Quest Diagnostics, Inc.	75,850	7,742,768
UnitedHealth Group, Inc.	536,437	133,578,177
Universal Health Services, Inc. Class B (a)	46,785	7,057,985
Wellcare Health Plans, Inc. (b)	28,399	8,157,613
		380,996,951
Health Care Technology - 0.1%
Cerner Corp.	183,689	13,161,317
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	178,368	12,380,523
Illumina, Inc. (b)	82,977	24,841,654
IQVIA Holdings, Inc. (b)	89,069	14,177,113
Mettler-Toledo International, Inc. (b)	14,000	10,594,500
PerkinElmer, Inc.	62,610	5,391,973
Thermo Fisher Scientific, Inc.	225,776	62,693,480
Waters Corp. (b)	39,216	8,257,321
		138,336,564
Pharmaceuticals - 4.4%
Allergan PLC	173,931	27,915,926
Bristol-Myers Squibb Co. (a)	923,312	41,004,286
Corteva, Inc.	422,681	12,469,090
Eli Lilly & Co.	487,722	53,137,312
Johnson & Johnson	1,498,691	195,159,542
Merck & Co., Inc.	1,453,301	120,609,450
Mylan NV (b)	290,961	6,081,085
Nektar Therapeutics (a)(b)	98,391	2,800,208
Perrigo Co. PLC (a)	70,621	3,814,240
Pfizer, Inc.	3,133,810	121,717,180
Zoetis, Inc. Class A	270,185	31,041,555
		615,749,874

TOTAL HEALTH CARE		1,936,584,962

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.6%
Arconic, Inc.	225,380	5,643,515
General Dynamics Corp.	153,275	28,499,954
Harris Corp.	124,980	25,945,848
Huntington Ingalls Industries, Inc.	23,455	5,354,777
Lockheed Martin Corp.	138,751	50,251,450
Northrop Grumman Corp.	95,846	33,121,502
Raytheon Co.	157,227	28,660,910
Textron, Inc.	131,386	6,477,330
The Boeing Co.	295,355	100,769,219
TransDigm Group, Inc. (a)(b)	27,617	13,406,396
United Technologies Corp.	457,857	61,169,695
		359,300,596
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	77,085	6,454,327
Expeditors International of Washington, Inc.	97,086	7,412,516
FedEx Corp.	135,319	23,075,949
United Parcel Service, Inc. Class B	393,731	47,039,043
		83,981,835
Airlines - 0.4%
Alaska Air Group, Inc. (a)	69,714	4,417,079
American Airlines Group, Inc. (a)	223,474	6,818,192
Delta Air Lines, Inc.	336,269	20,525,860
Southwest Airlines Co.	275,888	14,216,509
United Continental Holdings, Inc. (a)(b)	124,763	11,466,967
		57,444,607
Building Products - 0.3%
A.O. Smith Corp. (a)	79,667	3,620,865
Allegion PLC (a)	53,029	5,490,623
Fortune Brands Home & Security, Inc.	78,958	4,337,953
Johnson Controls International PLC	449,192	19,063,708
Masco Corp.	165,699	6,755,548
		39,268,697
Commercial Services & Supplies - 0.4%
Cintas Corp.	47,812	12,452,157
Copart, Inc. (b)	113,807	8,823,457
Republic Services, Inc. (a)	121,621	10,781,702
Rollins, Inc. (a)	83,196	2,789,562
Waste Management, Inc.	220,541	25,803,297
		60,650,175
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	64,773	5,344,420
Quanta Services, Inc.	80,200	3,001,084
		8,345,504
Electrical Equipment - 0.6%
AMETEK, Inc.	128,609	11,524,652
Eaton Corp. PLC	238,826	19,629,109
Emerson Electric Co.	346,933	22,509,013
Fortive Corp.	166,454	12,658,827
Rockwell Automation, Inc.	66,811	10,741,873
		77,063,474
Industrial Conglomerates - 1.4%
3M Co.	325,374	56,849,345
General Electric Co.	4,922,606	51,441,233
Honeywell International, Inc.	410,786	70,844,154
Roper Technologies, Inc.	58,615	21,315,345
		200,450,077
Machinery - 1.4%
Caterpillar, Inc. (a)	322,805	42,503,734
Cummins, Inc.	81,787	13,413,068
Deere & Co.	178,934	29,640,417
Dover Corp. (a)	82,033	7,944,896
Flowserve Corp.	74,023	3,703,371
Illinois Tool Works, Inc.	169,178	26,092,323
Ingersoll-Rand PLC (a)	136,126	16,833,341
PACCAR, Inc.	195,556	13,716,298
Parker Hannifin Corp.	72,413	12,678,068
Pentair PLC	89,265	3,464,375
Snap-On, Inc. (a)	31,274	4,772,725
Stanley Black & Decker, Inc.	85,535	12,624,111
Wabtec Corp. (a)	91,320	7,093,738
Xylem, Inc. (a)	101,566	8,154,734
		202,635,199
Professional Services - 0.3%
Equifax, Inc.	68,201	9,486,077
IHS Markit Ltd. (a)(b)	205,336	13,227,745
Nielsen Holdings PLC	200,665	4,647,401
Robert Half International, Inc.	66,875	4,039,919
Verisk Analytics, Inc.	92,384	14,016,500
		45,417,642
Road & Rail - 1.0%
CSX Corp.	433,909	30,547,194
J.B. Hunt Transport Services, Inc.	49,104	5,026,776
Kansas City Southern	56,778	7,025,710
Norfolk Southern Corp.	150,130	28,692,846
Union Pacific Corp.	399,551	71,899,202
		143,191,728
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	323,054	9,950,063
United Rentals, Inc. (a)(b)	44,381	5,616,416
W.W. Grainger, Inc. (a)	25,350	7,377,611
		22,944,090

TOTAL INDUSTRIALS		1,300,693,624

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 1.2%
Arista Networks, Inc. (b)	29,843	8,160,568
Cisco Systems, Inc.	2,416,332	133,864,793
F5 Networks, Inc. (b)	33,696	4,943,877
Juniper Networks, Inc.	194,360	5,251,607
Motorola Solutions, Inc.	93,016	15,436,935
		167,657,780
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	168,624	15,735,992
Corning, Inc.	442,968	13,621,266
FLIR Systems, Inc.	76,441	3,796,060
IPG Photonics Corp. (a)(b)	20,099	2,633,170
Keysight Technologies, Inc. (b)	106,216	9,508,456
TE Connectivity Ltd.	190,150	17,569,860
		62,864,804
IT Services - 5.6%
Accenture PLC Class A (a)	360,036	69,335,733
Akamai Technologies, Inc. (b)	92,627	8,163,218
Alliance Data Systems Corp.	25,429	3,990,319
Automatic Data Processing, Inc.	245,672	40,909,301
Broadridge Financial Solutions, Inc.	65,557	8,333,606
Cognizant Technology Solutions Corp. Class A (a)	321,341	20,932,153
DXC Technology Co.	151,430	8,445,251
Fidelity National Information Services, Inc. (a)	345,942	46,096,772
Fiserv, Inc. (a)(b)	321,659	33,912,508
FleetCor Technologies, Inc. (b)	48,653	13,825,723
Gartner, Inc. (a)(b)	50,853	7,085,348
Global Payments, Inc.	88,446	14,851,852
IBM Corp.	500,481	74,191,303
Jack Henry & Associates, Inc. (a)	43,579	6,087,986
MasterCard, Inc. Class A	507,330	138,130,739
Paychex, Inc. (a)	180,550	14,994,678
PayPal Holdings, Inc. (b)	663,211	73,218,494
The Western Union Co. (a)	243,121	5,105,541
Total System Services, Inc.	91,901	12,472,804
VeriSign, Inc. (b)	59,202	12,496,950
Visa, Inc. Class A (a)	981,601	174,724,978
		787,305,257
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	500,633	15,244,275
Analog Devices, Inc.	208,718	24,516,016
Applied Materials, Inc. (a)	528,400	26,087,108
Broadcom, Inc. (a)	223,442	64,795,946
Intel Corp. (a)	2,527,118	127,745,815
KLA-Tencor Corp. (a)	91,229	12,436,337
Lam Research Corp.	84,629	17,654,456
Maxim Integrated Products, Inc.	153,775	9,101,942
Microchip Technology, Inc. (a)	134,302	12,680,795
Micron Technology, Inc. (b)	624,688	28,042,244
NVIDIA Corp.	343,760	57,999,187
Qorvo, Inc. (b)	67,256	4,929,192
Qualcomm, Inc.	686,222	50,204,002
Skyworks Solutions, Inc.	97,480	8,313,094
Texas Instruments, Inc. (a)	529,586	66,203,546
Xilinx, Inc.	143,329	16,369,605
		542,323,560
Software - 6.6%
Adobe, Inc. (b)	275,432	82,315,608
ANSYS, Inc. (a)(b)	47,375	9,622,810
Autodesk, Inc. (b)	123,968	19,360,083
Cadence Design Systems, Inc. (b)	158,632	11,724,491
Citrix Systems, Inc.	70,598	6,653,156
Fortinet, Inc. (b)	81,931	6,579,879
Intuit, Inc.	146,334	40,579,882
Microsoft Corp.	4,325,406	589,423,059
Oracle Corp.	1,369,698	77,113,997
Salesforce.com, Inc. (a)(b)	438,333	67,722,449
Symantec Corp.	348,950	7,523,362
Synopsys, Inc. (b)	84,613	11,233,222
		929,851,998
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	2,467,296	525,632,740
Hewlett Packard Enterprise Co.	755,905	10,862,355
HP, Inc.	850,252	17,889,302
NetApp, Inc. (a)	139,409	8,154,032
Seagate Technology LLC	142,204	6,585,467
Western Digital Corp.	165,388	8,912,759
Xerox Corp.	110,311	3,540,983
		581,577,638

TOTAL INFORMATION TECHNOLOGY		3,071,581,037

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	124,258	28,364,374
Albemarle Corp. U.S. (a)	59,809	4,363,665
Celanese Corp. Class A	71,468	8,016,566
CF Industries Holdings, Inc.	124,791	6,184,642
Dow, Inc. (b)	422,686	20,474,910
DowDuPont, Inc.	422,670	30,499,867
Eastman Chemical Co.	78,223	5,894,103
Ecolab, Inc. (a)	143,179	28,883,500
FMC Corp.	74,317	6,422,475
International Flavors & Fragrances, Inc. (a)	57,212	8,237,956
Linde PLC	306,373	58,603,027
LyondellBasell Industries NV Class A	155,143	12,983,918
PPG Industries, Inc. (a)	133,272	15,644,800
Sherwin-Williams Co.	45,856	23,525,962
The Mosaic Co.	200,343	5,046,640
		263,146,405
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (a)	35,267	8,737,399
Vulcan Materials Co.	74,562	10,315,653
		19,053,052
Containers & Packaging - 0.4%
Amcor PLC (b)	916,176	9,711,466
Avery Dennison Corp.	47,650	5,473,556
Ball Corp. (a)	188,952	13,506,289
International Paper Co.	224,282	9,848,223
Packaging Corp. of America (a)	53,339	5,385,639
Sealed Air Corp.	87,890	3,672,923
WestRock Co.	145,092	5,230,567
		52,828,663
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	818,835	9,056,315
Newmont Goldcorp Corp.	462,656	16,896,197
Nucor Corp.	172,042	9,355,644
		35,308,156

TOTAL MATERIALS		370,336,276

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	63,749	9,330,304
American Tower Corp.	249,507	52,800,671
Apartment Investment & Management Co. Class A	84,008	4,161,756
AvalonBay Communities, Inc.	78,688	16,429,268
Boston Properties, Inc.	87,221	11,596,032
Crown Castle International Corp.	234,672	31,272,391
Digital Realty Trust, Inc.	117,569	13,445,191
Duke Realty Corp.	202,885	6,762,157
Equinix, Inc.	47,455	23,827,156
Equity Residential (SBI)	209,113	16,496,925
Essex Property Trust, Inc.	37,095	11,210,851
Extra Space Storage, Inc.	71,944	8,085,786
Federal Realty Investment Trust (SBI)	42,282	5,581,647
HCP, Inc.	269,806	8,614,906
Host Hotels & Resorts, Inc.	418,210	7,272,672
Iron Mountain, Inc.	161,935	4,762,508
Kimco Realty Corp.	238,228	4,576,360
Mid-America Apartment Communities, Inc.	64,347	7,582,650
Prologis, Inc.	356,062	28,702,158
Public Storage	84,720	20,566,627
Realty Income Corp.	177,704	12,298,894
Regency Centers Corp.	94,327	6,291,611
SBA Communications Corp. Class A	63,926	15,688,080
Simon Property Group, Inc.	174,412	28,289,626
SL Green Realty Corp.	47,600	3,859,408
The Macerich Co. (a)	59,794	1,976,192
UDR, Inc.	159,064	7,326,488
Ventas, Inc.	208,521	14,031,378
Vornado Realty Trust	97,987	6,302,524
Welltower, Inc.	228,576	18,999,237
Weyerhaeuser Co.	420,407	10,682,542
		418,823,996
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	176,531	9,357,908

TOTAL REAL ESTATE		428,181,904

UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	133,383	6,607,794
American Electric Power Co., Inc.	278,528	24,457,544
Duke Energy Corp.	410,958	35,638,278
Edison International	199,714	14,886,682
Entergy Corp. (a)	107,207	11,323,203
Evergy, Inc.	137,785	8,334,615
Eversource Energy (a)	181,251	13,749,701
Exelon Corp.	548,072	24,696,124
FirstEnergy Corp. (a)	284,982	12,530,659
NextEra Energy, Inc. (a)	270,343	56,006,959
Pinnacle West Capital Corp.	63,377	5,781,250
PPL Corp.	407,399	12,071,232
Southern Co.	587,516	33,018,399
Xcel Energy, Inc.	290,516	17,317,659
		276,420,099
Gas Utilities - 0.0%
Atmos Energy Corp. (a)	66,036	7,200,565
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	150,799	5,148,278
The AES Corp. (a)	374,652	6,290,407
		11,438,685
Multi-Utilities - 1.0%
Ameren Corp.	138,631	10,492,980
CenterPoint Energy, Inc.	283,461	8,223,204
CMS Energy Corp.	160,170	9,325,097
Consolidated Edison, Inc.	184,638	15,686,844
Dominion Resources, Inc.	452,908	33,646,535
DTE Energy Co.	103,417	13,145,335
NiSource, Inc.	210,604	6,252,833
Public Service Enterprise Group, Inc.	285,298	16,304,781
Sempra Energy (a)	154,883	20,975,805
WEC Energy Group, Inc. (a)	178,054	15,216,495
		149,269,909
Water Utilities - 0.1%
American Water Works Co., Inc.	101,897	11,695,738

TOTAL UTILITIES		456,024,996

TOTAL COMMON STOCKS
(Cost $10,944,273,508)		14,002,997,197
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.91% 2/27/20 (c)
(Cost $1,978,049)	2,000,000	1,976,908
	Shares	Value

Money Market Funds - 6.1%
Fidelity Cash Central Fund 2.43% (d)	27,681,779	$27,687,315
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	833,611,231	833,694,593
TOTAL MONEY MARKET FUNDS
(Cost $861,381,908)		861,381,908
TOTAL INVESTMENT IN SECURITIES - 105.8%
(Cost $11,807,633,465)		14,866,356,013
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(819,379,703)
NET ASSETS - 100%		$14,046,976,310

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	293	Sept. 2019	$43,690,695	$84,403	$84,403

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,716,944.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$651,495
Fidelity Securities Lending Cash Central Fund	551,372
Total	$1,202,867

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,461,450,523	$1,461,450,523	$--	$--
Consumer Discretionary	1,419,360,478	1,419,360,478	--	--
Consumer Staples	1,025,840,375	1,025,840,375	--	--
Energy	682,756,888	682,756,888	--	--
Financials	1,850,186,134	1,850,186,134	--	--
Health Care	1,936,584,962	1,936,584,962	--	--
Industrials	1,300,693,624	1,300,693,624	--	--
Information Technology	3,071,581,037	3,071,581,037	--	--
Materials	370,336,276	370,336,276	--	--
Real Estate	428,181,904	428,181,904	--	--
Utilities	456,024,996	456,024,996	--	--
U.S. Government and Government Agency Obligations	1,976,908	--	1,976,908	--
Money Market Funds	861,381,908	861,381,908	--	--
Total Investments in Securities:	$14,866,356,013	$14,864,379,105	$1,976,908	$--
Derivative Instruments:
Assets
Futures Contracts	$84,403	$84,403	$--	$--
Total Assets	$84,403	$84,403	$--	$--
Total Derivative Instruments:	$84,403	$84,403	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$84,403	$0
Total Equity Risk	84,403	0
Total Value of Derivatives	$84,403	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $803,595,479) — See accompanying schedule: Unaffiliated issuers (cost $10,946,251,557)	$14,004,974,105
Fidelity Central Funds (cost $861,381,908)	861,381,908
Total Investment in Securities (cost $11,807,633,465)		$14,866,356,013
Receivable for fund shares sold		40,966,079
Dividends receivable		11,822,476
Distributions receivable from Fidelity Central Funds		165,698
Receivable from investment adviser for expense reductions		857,430
Total assets		14,920,167,696
Liabilities
Payable for investments purchased	$23,010,401
Payable for fund shares redeemed	15,031,905
Accrued management fee	171,962
Payable for daily variation margin on futures contracts	407,040
Other affiliated payables	859,811
Other payables and accrued expenses	75
Collateral on securities loaned	833,710,192
Total liabilities		873,191,386
Net Assets		$14,046,976,310
Net Assets consist of:
Paid in capital		$11,072,932,671
Total distributable earnings (loss)		2,974,043,639
Net Assets, for 873,246,120 shares outstanding		$14,046,976,310
Net Asset Value, offering price and redemption price per share ($14,046,976,310 ÷ 873,246,120 shares)		$16.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends		$264,442,963
Interest		34,997
Income from Fidelity Central Funds (including $551,372 from security lending)		1,202,867
Total income		265,680,827
Expenses
Management fee	$1,973,630
Transfer agent fees	9,868,151
Independent trustees' fees and expenses	58,821
Interest	254,008
Commitment fees	35,358
Total expenses before reductions	12,189,968
Expense reductions	(9,868,036)
Total expenses after reductions		2,321,932
Net investment income (loss)		263,358,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,982,768)
Fidelity Central Funds	(21,779)
Futures contracts	4,245,979
Total net realized gain (loss)		2,241,432
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	789,865,301
Fidelity Central Funds	418
Futures contracts	(592,943)
Total change in net unrealized appreciation (depreciation)		789,272,776
Net gain (loss)		791,514,208
Net increase (decrease) in net assets resulting from operations		$1,054,873,103

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$263,358,895	$215,616,535
Net realized gain (loss)	2,241,432	(127,279,636)
Change in net unrealized appreciation (depreciation)	789,272,776	1,519,169,151
Net increase (decrease) in net assets resulting from operations	1,054,873,103	1,607,506,050
Distributions to shareholders	(252,730,587)	–
Distributions to shareholders from net investment income	–	(136,549,550)
Distributions to shareholders from net realized gain	–	(23,422,833)
Total distributions	(252,730,587)	(159,972,383)
Share transactions
Proceeds from sales of shares	8,580,156,047	9,669,819,809
Reinvestment of distributions	50,761,849	48,068,781
Cost of shares redeemed	(9,078,580,860)	(5,627,955,396)
Net increase (decrease) in net assets resulting from share transactions	(447,662,964)	4,089,933,194
Total increase (decrease) in net assets	354,479,552	5,537,466,861
Net Assets
Beginning of period	13,692,496,758	8,155,029,897
End of period	$14,046,976,310	$13,692,496,758
Other Information
Undistributed net investment income end of period		$128,914,646
Shares
Sold	572,376,419	681,582,077
Issued in reinvestment of distributions	3,587,315	3,460,525
Redeemed	(603,215,389)	(397,909,303)
Net increase (decrease)	(27,251,655)	287,133,299

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Large Cap Index Fund

Years ended July 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.21	$13.30	$11.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.30	.27	.25	.07
Net realized and unrealized gain (loss)	.87	1.86	1.59	1.48
Total from investment operations	1.17	2.13	1.84	1.55
Distributions from net investment income	(.28)	(.19)	(.09)	–
Distributions from net realized gain	(.01)	(.03)	–C	–
Total distributions	(.29)	(.22)	(.09)	–
Net asset value, end of period	$16.09	$15.21	$13.30	$11.55
Total ReturnD,E	7.97%	16.22%	16.03%	15.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%	.09%	.09%	.22%H
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%H
Expenses net of all reductions	.02%	.02%	.02%	.02%H
Net investment income (loss)	2.00%	1.87%	2.05%	1.33%H
Supplemental Data
Net assets, end of period (000 omitted)	$14,046,976	$13,692,497	$8,155,030	$2,439,831
Portfolio turnover rateI	41%	26%	17%	0 %J

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain deemed distributions, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,437,696,754
Gross unrealized depreciation	(531,078,177)
Net unrealized appreciation (depreciation)	$2,906,618,577
Tax Cost	$11,959,737,436

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$123,424,532
Capital loss carryforward	$(55,999,470)
Net unrealized appreciation (depreciation) on securities and other investment	$2,906,618,577

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(31,184,972)
Long-term	(24,814,498)
Total no expiration	$(55,999,470)

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$252,730,587	$ 150,062,483
Long-term Capital Gains	–	9,909,900
Total	$252,730,587	$159,972,383

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,388,772,022 and $5,799,047,746, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .09% of the Fund's average net assets, with certain exceptions.

During July 2019, the Board approved the elimination of the expense contract effective August 1, 2019.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During July 2019, the Board approved that effective August 1, 2019 transfer agent fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$42,481,171	2.63%	$254,008

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $35,358 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $8,845. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $3,210 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $9,866,737.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,299.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI U.S. Large Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Large Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from February 2, 2016 (commencement of operations) to July 31, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from February 2, 2016 (commencement of operations) to July 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 13, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 276 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust[s] or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.02%	$1,000.00	$1,113.50	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund designates 98% and 96% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

SV9-ANN-0919
1.9870993.103

Fidelity® SAI Real Estate Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Life of fundA
Fidelity® SAI Real Estate Index Fund	10.79%	8.27%

 A From February 2, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Real Estate Index Fund on February 2, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Select Real Estate Securities Index℠ performed over the same period.

Period Ending Values
$13,200	Fidelity® SAI Real Estate Index Fund
$13,223	Dow Jones U.S. Select Real Estate Securities Index℠

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 10.79%, performing roughly in line with the 10.89% increase in the Dow Jones U.S. Select Real Estate Securities Index℠. In what was a generally strong year of performance for the real estate investment trust (REIT) asset class, it was the health care (+26%) and residential (+24%) groups that led the way. On the other hand, hotel (-13%) and retail REITs (-3%) struggled due to mounting investor concerns about a slowing U.S. economy. On an individual basis, Prologis (+26%) was a significant contributor as this, and other industrial REITs, continued to benefit from strong demand for specialized distribution facilities serving the needs of e-commerce companies. Shares of Welltower, the largest health care REIT in the index, rose about 39% the past 12 months, easily outpacing the broader health care segment. Meanwhile, apartment REITs Equity Residential (+24%) and AvalonBay Communities (+22%) continued to benefit from industry trends boosting demand for apartments, while the stock of self-storage REIT Public Storage (+16%) gained on investors' hopes for improving industry fundamentals. In contrast, retail REITs struggled amid continued concern about competition from e-commerce outlets. In particular, mall owners Macerich (-40%) and Simon Property Group (-4%) were large detractors within this group. Another notable laggard was Senior Housing Properties Trust (-50%), an owner of retirement communities that was hurt by the company's large amount of debt and significant financial trouble for one of its major tenants during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:   On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Prologis, Inc.	7.3
Simon Property Group, Inc.	7.2
Public Storage	5.2
Welltower, Inc.	4.8
Equity Residential (SBI)	4.2
AvalonBay Communities, Inc.	4.2
Ventas, Inc.	3.5
Digital Realty Trust, Inc.	3.4
Boston Properties, Inc.	2.9
Essex Property Trust, Inc.	2.8
45.5

Top Five REIT Sectors as of July 31, 2019

% of fund's net assets
REITs - Apartments	21.2
REITs - Health Care	11.9
REITs - Office Property	11.3
REITs - Diversified	10.0
REITs - Warehouse/Industrial	9.6

Asset Allocation (% of fund's net assets)

As of July 31, 2019
Stocks and Equity Futures	100.0%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.6%
REITs - Apartments - 21.2%
American Campus Communities, Inc.	20,584	$962,302
American Homes 4 Rent Class A	38,775	938,743
Apartment Investment & Management Co. Class A	22,303	1,104,891
AvalonBay Communities, Inc.	20,888	4,361,206
Camden Property Trust (SBI)	14,511	1,504,936
Equity Residential (SBI)	55,591	4,385,574
Essex Property Trust, Inc.	9,839	2,973,543
Front Yard Residential Corp. Class B	7,339	88,141
Independence Realty Trust, Inc.	13,430	165,861
Invitation Homes, Inc.	63,049	1,731,956
Mid-America Apartment Communities, Inc.	17,068	2,011,293
UDR, Inc.	42,241	1,945,620
		22,174,066
REITs - Diversified - 10.0%
Apple Hospitality (REIT), Inc.	31,656	497,316
CorePoint Lodging, Inc.	5,773	67,717
Cousins Properties, Inc.	21,726	764,321
Digital Realty Trust, Inc.	31,252	3,573,979
Duke Realty Corp.	53,882	1,795,887
Liberty Property Trust (SBI)	22,265	1,164,460
NorthStar Realty Europe Corp.	7,525	127,925
PS Business Parks, Inc.	2,999	524,825
Vornado Realty Trust	26,077	1,677,273
Washington REIT (SBI)	11,969	322,565
		10,516,268
REITs - Health Care - 11.9%
HCP, Inc.	71,693	2,289,157
Healthcare Realty Trust, Inc.	19,418	620,988
LTC Properties, Inc.	5,942	273,867
Senior Housing Properties Trust (SBI)	35,552	291,526
Universal Health Realty Income Trust (SBI)	1,891	174,275
Ventas, Inc.	55,411	3,728,606
Welltower, Inc.	60,719	5,046,963
		12,425,382
REITs - Hotels - 6.4%
Ashford Hospitality Trust, Inc.	13,223	35,834
Chatham Lodging Trust	6,963	124,359
Chesapeake Lodging Trust	9,087	249,620
DiamondRock Hospitality Co.	30,126	303,369
Hersha Hospitality Trust	5,411	84,520
Hospitality Properties Trust (SBI)	24,733	611,152
Host Hotels & Resorts, Inc.	111,257	1,934,759
Park Hotels & Resorts, Inc.	30,296	800,117
Pebblebrook Hotel Trust	19,585	548,184
RLJ Lodging Trust	26,142	451,734
Ryman Hospitality Properties, Inc.	7,727	579,525
Summit Hotel Properties, Inc.	15,714	174,583
Sunstone Hotel Investors, Inc.	34,391	454,305
Xenia Hotels & Resorts, Inc.	16,846	361,010
		6,713,071
REITs - Management/Investment - 1.0%
American Assets Trust, Inc.	7,012	325,357
Empire State Realty Trust, Inc.	21,328	298,805
Retail Properties America, Inc.	32,175	391,248
		1,015,410
REITs - Manufactured Homes - 3.3%
Equity Lifestyle Properties, Inc.	13,449	1,671,038
Sun Communities, Inc.	13,468	1,788,685
		3,459,723
REITs - Office Buildings - 0.2%
Government Properties Income Trust	7,192	202,599
REITs - Office Property - 11.3%
Boston Properties, Inc.	23,171	3,080,584
Brandywine Realty Trust (SBI)	26,420	389,695
Columbia Property Trust, Inc.	17,480	383,336
Corporate Office Properties Trust (SBI)	16,832	469,949
Douglas Emmett, Inc.	24,182	987,109
Easterly Government Properties, Inc.	10,172	191,946
Equity Commonwealth	18,302	614,581
Franklin Street Properties Corp.	16,034	129,234
Highwoods Properties, Inc. (SBI)	15,589	706,649
Hudson Pacific Properties, Inc.	23,082	814,795
JBG SMITH Properties	18,088	707,783
Kilroy Realty Corp.	15,135	1,202,627
Mack-Cali Realty Corp.	13,510	321,268
Paramount Group, Inc.	30,174	417,306
Piedmont Office Realty Trust, Inc. Class A	18,938	394,100
SL Green Realty Corp.	12,671	1,027,365
		11,838,327
REITs - Regional Malls - 8.3%
CBL & Associates Properties, Inc.	25,539	26,816
Pennsylvania Real Estate Investment Trust (SBI) (a)	8,926	53,377
Simon Property Group, Inc.	46,388	7,524,134
Tanger Factory Outlet Centers, Inc. (a)	14,072	223,463
Taubman Centers, Inc.	9,202	372,865
The Macerich Co. (a)	15,924	526,288
		8,726,943
REITs - Shopping Centers - 7.3%
Acadia Realty Trust (SBI)	12,378	347,450
Brixmor Property Group, Inc.	44,776	849,848
DDR Corp.	21,330	303,953
Federal Realty Investment Trust (SBI)	11,216	1,480,624
Kimco Realty Corp.	63,387	1,217,664
Kite Realty Group Trust	12,548	199,639
Ramco-Gershenson Properties Trust (SBI)	12,014	147,172
Regency Centers Corp.	25,007	1,667,967
Retail Opportunity Investments Corp.	17,095	310,103
Seritage Growth Properties	4,163	173,889
Urban Edge Properties	18,007	301,257
Washington Prime Group, Inc.	27,886	101,226
Weingarten Realty Investors (SBI)	17,998	502,324
		7,603,116
REITs - Storage - 9.1%
CubeSmart	28,228	958,341
Extra Space Storage, Inc.	19,104	2,147,099
Life Storage, Inc.	6,994	681,845
National Storage Affiliates Trust	8,507	257,677
Public Storage	22,531	5,469,626
		9,514,588
REITs - Warehouse/Industrial - 9.6%
EastGroup Properties, Inc.	5,475	659,628
First Industrial Realty Trust, Inc.	18,887	721,295
Prologis, Inc.	94,612	7,626,673
QTS Realty Trust, Inc. Class A	8,290	383,661
Rexford Industrial Realty, Inc.	15,441	639,257
		10,030,514

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		104,220,007

Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Retail Value, Inc.	2,363	88,943
TOTAL COMMON STOCKS
(Cost $102,303,728)		104,308,950

Money Market Funds - 1.1%
Fidelity Cash Central Fund 2.43% (b)	353,863	353,934
Fidelity Securities Lending Cash Central Fund 2.43% (b)(c)	823,772	823,854
TOTAL MONEY MARKET FUNDS
(Cost $1,177,807)		1,177,788
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $103,481,535)		105,486,738
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(790,542)
NET ASSETS - 100%		$104,696,196

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Sept. 2019	$298,230	$7,094	$7,094

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,567
Fidelity Securities Lending Cash Central Fund	2,401
Total	$4,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$104,308,950	$104,308,950	$--	$--
Money Market Funds	1,177,788	1,177,788	--	--
Total Investments in Securities:	$105,486,738	$105,486,738	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$7,094	$7,094	$--	$--
Total Assets	$7,094	$7,094	$--	$--
Total Derivative Instruments:	$7,094	$7,094	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$7,094	$0
Total Equity Risk	7,094	0
Total Value of Derivatives	$7,094	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $784,773) — See accompanying schedule: Unaffiliated issuers (cost $102,303,728)	$104,308,950
Fidelity Central Funds (cost $1,177,807)	1,177,788
Total Investment in Securities (cost $103,481,535)		$105,486,738
Segregated cash with brokers for derivative instruments		12,600
Dividends receivable		29,848
Distributions receivable from Fidelity Central Funds		460
Receivable from investment adviser for expense reductions		6,540
Total assets		105,536,186
Liabilities
Accrued management fee	$6,126
Payable for daily variation margin on futures contracts	3,000
Other affiliated payables	6,565
Collateral on securities loaned	824,299
Total liabilities		839,990
Net Assets		$104,696,196
Net Assets consist of:
Paid in capital		$101,808,808
Total distributable earnings (loss)		2,887,388
Net Assets, for 8,809,664 shares outstanding		$104,696,196
Net Asset Value, offering price and redemption price per share ($104,696,196 ÷ 8,809,664 shares)		$11.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends		$3,307,761
Income from Fidelity Central Funds (including $2,401 from security lending)		4,968
Total income		3,312,729
Expenses
Management fee	$68,673
Transfer agent fees	73,578
Independent trustees' fees and expenses	434
Commitment fees	261
Total expenses before reductions	142,946
Expense reductions	(73,789)
Total expenses after reductions		69,157
Net investment income (loss)		3,243,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	520,616
Fidelity Central Funds	(20)
Futures contracts	5,467
Total net realized gain (loss)		526,063
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,495,038
Fidelity Central Funds	(19)
Futures contracts	3,216
Total change in net unrealized appreciation (depreciation)		6,498,235
Net gain (loss)		7,024,298
Net increase (decrease) in net assets resulting from operations		$10,267,870

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,243,572	$2,892,281
Net realized gain (loss)	526,063	187,990
Change in net unrealized appreciation (depreciation)	6,498,235	516,530
Net increase (decrease) in net assets resulting from operations	10,267,870	3,596,801
Distributions to shareholders	(3,330,211)	–
Distributions to shareholders from net investment income	–	(2,828,662)
Distributions to shareholders from net realized gain	–	(465,294)
Total distributions	(3,330,211)	(3,293,956)
Share transactions
Reinvestment of distributions	2,428,308	931,830
Cost of shares redeemed	(106,293)	(4,020,000)
Net increase (decrease) in net assets resulting from share transactions	2,322,015	(3,088,170)
Total increase (decrease) in net assets	9,259,674	(2,785,325)
Net Assets
Beginning of period	95,436,522	98,221,847
End of period	$104,696,196	$95,436,522
Other Information
Undistributed net investment income end of period		$572,999
Shares
Sold	–	–
Issued in reinvestment of distributions	226,848	84,561
Redeemed	(9,533)	(359,584)
Net increase (decrease)	217,315	(275,023)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Real Estate Index Fund

Years ended July 31,	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.08	$12.05	$10.00
Income from Investment Operations
Net investment income (loss)B	.37	.33	.28	.06
Net realized and unrealized gain (loss)	.79	.08	(.96)	2.08
Total from investment operations	1.16	.41	(.68)	2.14
Distributions from net investment income	(.37)	(.33)	(.24)	(.09)
Distributions from net realized gain	(.02)	(.05)	(.05)	–
Total distributions	(.39)	(.38)	(.29)	(.09)
Net asset value, end of period	$11.88	$11.11	$11.08	$12.05
Total ReturnC,D	10.79%	3.87%	(5.60)%	21.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%	.15%	.15%	.77%G
Expenses net of fee waivers, if any	.07%	.07%	.09%	.09%G
Expenses net of all reductions	.07%	.07%	.09%	.09%G
Net investment income (loss)	3.31%	3.11%	2.55%	1.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$104,696	$95,437	$98,222	$105,295
Portfolio turnover rateH	9%	8%	6%	1%I

 A For the period February 2, 2016 (commencement of operations) to July 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity SAI Real Estate Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,727,375
Gross unrealized depreciation	(10,062,650)
Net unrealized appreciation (depreciation)	$1,664,725
Tax Cost	$103,822,013

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$657,735
Undistributed long-term capital gain	$564,928
Net unrealized appreciation (depreciation) on securities and other investments	$1,664,725

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$3,192,733	$ 2,828,662
Long-term Capital Gains	137,478	465,294
Total	$3,330,211	$ 3,293,956

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,469,797 and $8,437,627, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .145% of the Fund's average net assets, with certain exceptions.

During July 2019, the Board approved the elimination of the expense contract effective August 1, 2019.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During July 2019, the Board approved that effective August 1, 2019 transfer agent fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $261 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $52,026. Total fees paid by the Fund to NFS, as lending agent, amounted to $19. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $21 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $73,588.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $201.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 99% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Real Estate Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity SAI Real Estate Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from February 2, 2016 (commencement of operations) to July 31, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from February 2, 2016 (commencement of operations) to July 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 12, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 276 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.07%	$1,000.00	$1,063.60	$.36
Hypothetical-C		$1,000.00	$1,024.45	$.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity SAI Real Estate Index Fund voted to pay on September 9, 2019, to shareholders of record at the opening of business on September 6, 2019, a distribution of $.071 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.101 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $564,929, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity SAI Real Estate Index Fund

At its July 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company (FMR) to Geode, on behalf of the fund, by 0.2 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreements (Advisory Contracts). At its September 2018 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts.

Based on its review, the Board concluded at its September 2018 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed sub-advisory fee rate under the Amended Contract, the Board considered that the proposed sub-advisory fee rate is lower by 0.2 basis points than the current sub-advisory fee rate. The Board noted that FMR, and not the fund, pays the sub-advisory fee out of its management fee. The Board also considered that the Amended Contract would not result in any changes to the fund's management fee rate, and that the management fee rate would continue to rank below the total mapped group median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2018 meeting, the Board concluded that it was satisfied that FMR's profitability in connection with the operation of the fund was not excessive under the circumstances. Because the Board was approving an arrangement that would not result in any changes to the management fee rate, the Board did not consider the costs of the services provided by and the profits realized by FMR to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2018 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Contract because the proposed sub-advisory fee rate will be lower than the current sub-advisory fee rate.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's advisory fee structures are fair and reasonable, and that the Amended Contract should be approved.

SV8-ANN-0919
1.9870987.103

Fidelity® SAI U.S. Momentum Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Life of fundA
Fidelity® SAI U.S. Momentum Index Fund	6.94%	15.78%

 A From February 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI U.S. Momentum Index Fund on February 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI USA Custom Momentum Composite Index performed over the same period.

Period Ending Values
$14,363	Fidelity® SAI U.S. Momentum Index Fund
$14,416	MSCI USA Custom Momentum Composite Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 6.94%, slightly underperforming the 7.07% advance of the MSCI USA Momentum Composite Index. Many of the portfolio's top individual contributors, in absolute terms, came from the strongest-performing sector in the index: information technology. Leading the way was Microsoft (+31%), largely due to continued growth in the company's cloud-computing business. Other key contributors within technology included Visa (+29%) and Mastercard (+34%), two leaders in electronic-payment processing. Elsewhere, Procter & Gamble (+28%) aided performance, as the consumer branded-goods company produced better-than-expected sales gains during the period. Lastly, coffee retailer Starbucks (+48%), which entered the index mid-period, benefited from strong sales and earnings growth, particularly in China. Conversely, several of the portfolio's most notable detractors were stocks that began the fiscal year in the index, but left it before period end. These included consumer electronics and personal computer manufacturer Apple (-26%), graphics-chip maker NVIDIA (-33%), and streaming-video provider Netflix (-1%). Also weighing on performance was pharmaceutical company Pfizer (-8%), added to the index during the period. Pfizer shares declined on weaker-than-expected revenue estimates and investors' apparent dissatisfaction with the company's plans to merge one of its business units with Mylan.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Five Stocks as of July 31, 2019

% of fund's net assets
Procter & Gamble Co.	5.2
Microsoft Corp.	4.3
MasterCard, Inc. Class A	3.8
Visa, Inc. Class A	3.8
Merck & Co., Inc.	3.5
20.6

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Information Technology	28.8
Health Care	17.2
Consumer Staples	10.1
Consumer Discretionary	8.7
Industrials	8.6

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.5%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	950,236	$52,519,544
Entertainment - 2.2%
Live Nation Entertainment, Inc. (a)(b)	84,328	6,076,676
The Walt Disney Co.	519,873	74,347,038
		80,423,714
Interactive Media & Services - 0.3%
IAC/InterActiveCorp (a)	29,698	7,099,307
Snap, Inc. Class A (a)(b)	215,052	3,612,874
TripAdvisor, Inc. (a)(b)	16,690	736,864
		11,449,045
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	80,817	2,085,887
Charter Communications, Inc. Class A (a)(b)	20,754	7,998,177
Comcast Corp. Class A	1,051,668	45,400,508
Fox Corp.:
Class A	43,280	1,615,210
Class B	18,474	687,233
Liberty Broadband Corp. Class C (a)	24,249	2,413,018
		60,200,033
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	87,772	6,998,062

TOTAL COMMUNICATION SERVICES		211,590,398

CONSUMER DISCRETIONARY - 8.7%
Hotels, Restaurants & Leisure - 5.6%
Chipotle Mexican Grill, Inc. (a)	18,787	14,945,622
Darden Restaurants, Inc.	10,266	1,247,935
Domino's Pizza, Inc.	4,325	1,057,592
Hilton Worldwide Holdings, Inc.	25,795	2,490,507
McDonald's Corp.	338,397	71,307,016
Starbucks Corp.	972,474	92,083,563
Yum! Brands, Inc.	183,555	20,653,609
		203,785,844
Household Durables - 0.1%
Garmin Ltd.	53,193	4,180,438
Internet & Direct Marketing Retail - 0.3%
MercadoLibre, Inc. (a)	15,263	9,484,733
Wayfair LLC Class A (a)	19,900	2,610,084
		12,094,817
Multiline Retail - 0.5%
Dollar General Corp.	110,341	14,787,901
Dollar Tree, Inc. (a)	35,652	3,627,591
		18,415,492
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	18,795	2,831,279
AutoZone, Inc. (a)	19,870	22,314,805
Burlington Stores, Inc. (a)	13,769	2,488,747
Lowe's Companies, Inc.	38,071	3,860,399
O'Reilly Automotive, Inc. (a)	37,592	14,313,530
Ross Stores, Inc.	53,574	5,680,451
Tractor Supply Co.	58,829	6,401,183
Ulta Beauty, Inc. (a)	28,906	10,095,421
		67,985,815
Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc. (a)	64,364	12,299,317
Under Armour, Inc. Class C (non-vtg.) (a)	21,806	443,534
		12,742,851

TOTAL CONSUMER DISCRETIONARY		319,205,257

CONSUMER STAPLES - 10.1%
Beverages - 0.7%
PepsiCo, Inc.	209,330	26,754,467
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	93,928	25,889,375
Walmart, Inc.	268,131	29,596,300
		55,485,675
Food Products - 1.8%
General Mills, Inc.	45,248	2,403,121
Hormel Foods Corp. (b)	94,956	3,892,246
Lamb Weston Holdings, Inc.	37,400	2,510,288
McCormick & Co., Inc. (non-vtg.) (b)	56,733	8,994,450
Mondelez International, Inc.	541,685	28,974,731
The Hershey Co.	81,255	12,329,634
Tyson Foods, Inc. Class A	53,430	4,247,685
		63,352,155
Household Products - 6.0%
Church & Dwight Co., Inc.	170,345	12,850,827
Clorox Co.	41,845	6,803,997
Kimberly-Clark Corp.	80,113	10,867,328
Procter & Gamble Co.	1,598,191	188,650,458
		219,172,610
Personal Products - 0.1%
Coty, Inc. Class A	26,643	290,675
Estee Lauder Companies, Inc. Class A	20,747	3,821,390
		4,112,065

TOTAL CONSUMER STAPLES		368,876,972

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kinder Morgan, Inc.	160,437	3,308,211
FINANCIALS - 4.0%
Capital Markets - 0.8%
CME Group, Inc.	45,881	8,920,184
FactSet Research Systems, Inc. (b)	13,244	3,672,561
MarketAxess Holdings, Inc.	13,293	4,480,273
Moody's Corp.	18,399	3,943,642
MSCI, Inc.	44,568	10,127,632
		31,144,292
Insurance - 3.2%
AFLAC, Inc.	342,051	18,005,565
Alleghany Corp. (a)	892	611,671
Aon PLC	141,873	26,849,465
Arch Capital Group Ltd. (a)	97,953	3,789,802
Arthur J. Gallagher & Co.	90,116	8,149,190
Cincinnati Financial Corp.	95,850	10,287,581
Erie Indemnity Co. Class A (b)	13,954	3,108,533
Marsh & McLennan Companies, Inc.	45,733	4,518,420
Progressive Corp.	323,837	26,224,320
RenaissanceRe Holdings Ltd. (b)	24,052	4,357,020
W.R. Berkley Corp. (b)	64,941	4,506,256
Willis Group Holdings PLC	25,165	4,912,711
		115,320,534

TOTAL FINANCIALS		146,464,826

HEALTH CARE - 17.2%
Biotechnology - 0.2%
Exact Sciences Corp. (a)	11,172	1,286,009
Regeneron Pharmaceuticals, Inc. (a)	18,083	5,510,975
Seattle Genetics, Inc. (a)(b)	11,862	898,072
		7,695,056
Health Care Equipment & Supplies - 6.0%
Abbott Laboratories	936,355	81,556,521
Boston Scientific Corp. (a)	663,239	28,161,128
Danaher Corp.	388,030	54,518,215
Dentsply Sirona, Inc.	48,250	2,627,213
DexCom, Inc. (a)(b)	32,243	5,057,959
Edwards Lifesciences Corp. (a)	69,049	14,697,080
Hologic, Inc. (a)	53,862	2,760,428
IDEXX Laboratories, Inc. (a)	7,670	2,163,324
Intuitive Surgical, Inc. (a)	25,940	13,476,089
STERIS PLC (b)	27,002	4,019,518
The Cooper Companies, Inc.	21,390	7,216,986
Varian Medical Systems, Inc. (a)	15,950	1,872,052
		218,126,513
Health Care Providers & Services - 1.1%
Anthem, Inc.	77,148	22,728,572
Cigna Corp.	29,227	4,966,252
HCA Holdings, Inc.	78,328	10,457,571
Wellcare Health Plans, Inc. (a)	3,248	932,988
		39,085,383
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	105,927	17,573,289
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	110,917	7,698,749
IQVIA Holdings, Inc. (a)	97,633	15,540,245
Mettler-Toledo International, Inc. (a)	10,095	7,639,391
Thermo Fisher Scientific, Inc.	215,374	59,805,052
Waters Corp. (a)	24,291	5,114,713
		95,798,150
Pharmaceuticals - 6.8%
Eli Lilly & Co.	559,301	60,935,844
Merck & Co., Inc.	1,559,883	129,454,690
Pfizer, Inc.	1,011,233	39,276,290
Zoetis, Inc. Class A	183,321	21,061,750
		250,728,574

TOTAL HEALTH CARE		629,006,965

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
Harris Corp.	45,658	9,478,601
HEICO Corp.	19,030	2,602,353
HEICO Corp. Class A	31,319	3,300,709
Lockheed Martin Corp.	25,378	9,191,150
The Boeing Co.	90,760	30,965,497
TransDigm Group, Inc. (a)	26,145	12,691,829
		68,230,139
Airlines - 0.0%
United Continental Holdings, Inc. (a)	11,504	1,057,333
Building Products - 0.2%
Allegion PLC	17,380	1,799,525
Lennox International, Inc. (b)	20,334	5,215,264
		7,014,789
Commercial Services & Supplies - 1.8%
Cintas Corp.	16,439	4,281,373
Copart, Inc. (a)	67,066	5,199,627
Republic Services, Inc.	126,454	11,210,147
Rollins, Inc.	20,747	695,647
Waste Connection, Inc. (United States)	138,733	12,585,858
Waste Management, Inc.	279,272	32,674,824
		66,647,476
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	13,781	1,137,070
Electrical Equipment - 0.1%
AMETEK, Inc.	48,341	4,331,837
Industrial Conglomerates - 1.2%
Honeywell International, Inc.	154,738	26,686,115
Roper Technologies, Inc.	43,889	15,960,235
		42,646,350
Machinery - 0.9%
Deere & Co.	67,766	11,225,438
Dover Corp.	33,252	3,220,456
IDEX Corp.	7,696	1,294,621
Ingersoll-Rand PLC	134,675	16,653,911
		32,394,426
Professional Services - 0.7%
CoStar Group, Inc. (a)	13,103	8,063,586
IHS Markit Ltd. (a)	36,386	2,343,986
Verisk Analytics, Inc.	97,221	14,750,370
		25,157,942
Road & Rail - 1.6%
CSX Corp.	166,412	11,715,405
Norfolk Southern Corp.	136,033	25,998,627
Union Pacific Corp.	115,774	20,833,531
		58,547,563
Trading Companies & Distributors - 0.2%
Fastenal Co.	190,937	5,880,860

TOTAL INDUSTRIALS		313,045,785

INFORMATION TECHNOLOGY - 28.8%
Communications Equipment - 2.2%
Cisco Systems, Inc.	1,200,230	66,492,742
Motorola Solutions, Inc.	94,022	15,603,891
		82,096,633
Electronic Equipment & Components - 0.9%
CDW Corp.	73,307	8,661,955
Corning, Inc.	56,176	1,727,412
Dell Technologies, Inc. (a)	121,693	7,026,554
Keysight Technologies, Inc. (a)	158,453	14,184,713
		31,600,634
IT Services - 12.5%
Automatic Data Processing, Inc.	141,995	23,645,007
EPAM Systems, Inc. (a)	18,942	3,670,770
Fiserv, Inc. (a)(b)	226,003	23,827,496
FleetCor Technologies, Inc. (a)	18,292	5,198,038
Gartner, Inc. (a)	4,742	660,703
Global Payments, Inc.	58,281	9,786,546
Leidos Holdings, Inc.	28,857	2,369,160
MasterCard, Inc. Class A	506,623	137,938,244
MongoDB, Inc. Class A (a)(b)	17,359	2,486,156
Okta, Inc. (a)	55,625	7,277,419
Paychex, Inc.	104,022	8,639,027
PayPal Holdings, Inc. (a)	527,093	58,191,067
Square, Inc. (a)	56,128	4,513,252
Total System Services, Inc.	48,649	6,602,642
Twilio, Inc. Class A (a)(b)	57,743	8,032,629
VeriSign, Inc. (a)	83,836	17,696,941
Visa, Inc. Class A (b)	770,771	137,197,238
		457,732,335
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)(b)	536,424	16,334,111
Analog Devices, Inc.	44,143	5,185,037
Broadcom, Inc.	155,700	45,151,443
KLA-Tencor Corp.	16,816	2,292,357
Marvell Technology Group Ltd. (b)	63,927	1,678,723
Microchip Technology, Inc. (b)	26,639	2,515,254
Qualcomm, Inc.	130,691	9,561,354
Xilinx, Inc.	223,000	25,468,830
		108,187,109
Software - 10.2%
Adobe, Inc. (a)	35,511	10,612,817
Autodesk, Inc. (a)	23,708	3,702,478
Cadence Design Systems, Inc. (a)	212,208	15,684,293
DocuSign, Inc. (a)(b)	20,271	1,048,416
Fortinet, Inc. (a)	63,005	5,059,932
Intuit, Inc.	125,744	34,870,069
Microsoft Corp.	1,150,220	156,740,479
Palo Alto Networks, Inc. (a)	9,961	2,256,565
Paycom Software, Inc. (a)(b)	23,693	5,704,090
Salesforce.com, Inc. (a)	325,162	50,237,529
ServiceNow, Inc. (a)(b)	128,797	35,727,000
Splunk, Inc. (a)	29,822	4,035,215
SS&C Technologies Holdings, Inc.	23,371	1,120,639
Synopsys, Inc. (a)	74,277	9,861,015
Tableau Software, Inc. (a)	23,773	4,030,237
VMware, Inc. Class A	57,967	10,114,662
Workday, Inc. Class A (a)	104,851	20,968,103
		371,773,539
Technology Hardware, Storage & Peripherals - 0.0%
Xerox Corp.	26,753	858,771

TOTAL INFORMATION TECHNOLOGY		1,052,249,021

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	108,736	24,821,167
Ecolab, Inc.	178,795	36,068,315
Linde PLC	49,951	9,554,627
		70,444,109
Containers & Packaging - 0.7%
Amcor PLC (a)	157,367	1,668,090
Ball Corp. (b)	304,116	21,738,212
Crown Holdings, Inc. (a)(b)	42,207	2,701,670
Sealed Air Corp.	16,513	690,078
		26,798,050

TOTAL MATERIALS		97,242,159

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Alexandria Real Estate Equities, Inc.	9,714	1,421,741
American Tower Corp.	347,259	73,486,950
AvalonBay Communities, Inc.	38,684	8,076,832
Crown Castle International Corp.	33,956	4,524,977
Equinix, Inc.	16,176	8,121,970
Equity Lifestyle Properties, Inc.	30,107	3,740,795
Equity Residential (SBI)	114,695	9,048,289
Essex Property Trust, Inc.	26,473	8,000,670
HCP, Inc.	202,485	6,465,346
Invitation Homes, Inc.	32,768	900,137
Liberty Property Trust (SBI)	28,043	1,466,649
National Retail Properties, Inc.	88,570	4,626,897
Prologis, Inc.	59,436	4,791,136
Realty Income Corp.	180,994	12,526,595
SBA Communications Corp. Class A	33,749	8,282,342
Simon Property Group, Inc.	43,591	7,070,460
Sun Communities, Inc.	30,543	4,056,416
UDR, Inc.	131,550	6,059,193
Ventas, Inc.	69,708	4,690,651
VEREIT, Inc.	155,375	1,417,020
Welltower, Inc.	245,659	20,419,176
WP Carey, Inc.	107,705	9,320,791
		208,515,033
UTILITIES - 7.8%
Electric Utilities - 5.2%
American Electric Power Co., Inc.	259,445	22,781,865
Duke Energy Corp.	206,627	17,918,693
Entergy Corp.	106,782	11,278,315
Eversource Energy	182,147	13,817,671
Exelon Corp.	498,204	22,449,072
FirstEnergy Corp.	108,120	4,754,036
NextEra Energy, Inc.	225,468	46,710,206
OGE Energy Corp.	112,181	4,818,174
Pinnacle West Capital Corp.	54,363	4,958,993
Southern Co.	379,744	21,341,613
Vistra Energy Corp.	86,501	1,856,311
Xcel Energy, Inc.	321,194	19,146,374
		191,831,323
Gas Utilities - 0.2%
Atmos Energy Corp.	33,975	3,704,634
UGI Corp.	47,138	2,408,280
		6,112,914
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	89,542	3,056,964
The AES Corp.	414,644	6,961,873
		10,018,837
Multi-Utilities - 1.7%
Ameren Corp.	147,071	11,131,804
CMS Energy Corp.	136,109	7,924,266
Dominion Resources, Inc.	97,056	7,210,290
DTE Energy Co.	85,782	10,903,750
NiSource, Inc.	30,517	906,050
Public Service Enterprise Group, Inc. (b)	91,367	5,221,624
Sempra Energy	24,011	3,251,810
WEC Energy Group, Inc.	194,722	16,640,942
		63,190,536
Water Utilities - 0.4%
American Water Works Co., Inc.	119,511	13,717,473

TOTAL UTILITIES		284,871,083

TOTAL COMMON STOCKS
(Cost $3,128,833,301)		3,634,375,710

Money Market Funds - 7.1%
Fidelity Cash Central Fund 2.43% (c)	6,575,390	6,576,705
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	252,939,831	252,965,125
TOTAL MONEY MARKET FUNDS
(Cost $259,541,830)		259,541,830
TOTAL INVESTMENT IN SECURITIES - 106.5%
(Cost $3,388,375,131)		3,893,917,540
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(238,426,948)
NET ASSETS - 100%		$3,655,490,592

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	148	Sept. 2019	$22,069,020	$116,308	$116,308

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$299,036
Fidelity Securities Lending Cash Central Fund	574,931
Total	$873,967

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$211,590,398	$211,590,398	$--	$--
Consumer Discretionary	319,205,257	319,205,257	--	--
Consumer Staples	368,876,972	368,876,972	--	--
Energy	3,308,211	3,308,211	--	--
Financials	146,464,826	146,464,826	--	--
Health Care	629,006,965	629,006,965	--	--
Industrials	313,045,785	313,045,785	--	--
Information Technology	1,052,249,021	1,052,249,021	--	--
Materials	97,242,159	97,242,159	--	--
Real Estate	208,515,033	208,515,033	--	--
Utilities	284,871,083	284,871,083	--	--
Money Market Funds	259,541,830	259,541,830	--	--
Total Investments in Securities:	$3,893,917,540	$3,893,917,540	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$116,308	$116,308	$--	$--
Total Assets	$116,308	$116,308	$--	$--
Total Derivative Instruments:	$116,308	$116,308	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$116,308	$0
Total Equity Risk	116,308	0
Total Value of Derivatives	$116,308	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $242,538,517) — See accompanying schedule: Unaffiliated issuers (cost $3,128,833,301)	$3,634,375,710
Fidelity Central Funds (cost $259,541,830)	259,541,830
Total Investment in Securities (cost $3,388,375,131)		$3,893,917,540
Segregated cash with brokers for derivative instruments		982,800
Cash		761
Receivable for investments sold		285,513,679
Receivable for fund shares sold		603,589
Dividends receivable		3,112,121
Distributions receivable from Fidelity Central Funds		31,496
Prepaid expenses		9,169
Receivable from investment adviser for expense reductions		157,771
Total assets		4,184,328,926
Liabilities
Payable for investments purchased	$274,216,232
Payable for fund shares redeemed	681,408
Accrued management fee	307,823
Payable for daily variation margin on futures contracts	229,483
Other affiliated payables	299,488
Other payables and accrued expenses	137,816
Collateral on securities loaned	252,966,084
Total liabilities		528,838,334
Net Assets		$3,655,490,592
Net Assets consist of:
Paid in capital		$3,132,646,126
Total distributable earnings (loss)		522,844,466
Net Assets, for 265,464,701 shares outstanding		$3,655,490,592
Net Asset Value, offering price and redemption price per share ($3,655,490,592 ÷ 265,464,701 shares)		$13.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends		$54,924,602
Interest		10,240
Income from Fidelity Central Funds (including $574,931 from security lending)		873,967
Total income		55,808,809
Expenses
Management fee	$3,304,446
Transfer agent fees	2,478,335
Accounting and security lending fees	760,962
Custodian fees and expenses	61,364
Independent trustees' fees and expenses	13,863
Registration fees	126,944
Audit	54,946
Legal	6,723
Interest	13,635
Miscellaneous	17,457
Total expenses before reductions	6,838,675
Expense reductions	(1,859,195)
Total expenses after reductions		4,979,480
Net investment income (loss)		50,829,329
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,330,291
Fidelity Central Funds	123
Futures contracts	1,064,044
Total net realized gain (loss)		2,394,458
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	231,043,156
Futures contracts	(26,959)
Total change in net unrealized appreciation (depreciation)		231,016,197
Net gain (loss)		233,410,655
Net increase (decrease) in net assets resulting from operations		$284,239,984

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,829,329	$20,587,897
Net realized gain (loss)	2,394,458	63,527,251
Change in net unrealized appreciation (depreciation)	231,016,197	238,950,976
Net increase (decrease) in net assets resulting from operations	284,239,984	323,066,124
Distributions to shareholders	(89,188,479)	–
Distributions to shareholders from net investment income	–	(9,140,729)
Distributions to shareholders from net realized gain	–	(5,788,789)
Total distributions	(89,188,479)	(14,929,518)
Share transactions
Proceeds from sales of shares	1,499,718,974	2,419,094,288
Reinvestment of distributions	49,465,140	4,036,858
Cost of shares redeemed	(601,491,539)	(962,697,840)
Net increase (decrease) in net assets resulting from share transactions	947,692,575	1,460,433,306
Total increase (decrease) in net assets	1,142,744,080	1,768,569,912
Net Assets
Beginning of period	2,512,746,512	744,176,600
End of period	$3,655,490,592	$2,512,746,512
Other Information
Undistributed net investment income end of period		$10,614,230
Shares
Sold	118,738,023	197,459,770
Issued in reinvestment of distributions	3,757,326	339,178
Redeemed	(45,864,276)	(76,713,283)
Net increase (decrease)	76,631,073	121,085,665

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Momentum Index Fund

Years ended July 31,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.15	.07
Net realized and unrealized gain (loss)	.71C	2.29	.91
Total from investment operations	.91	2.44	.98
Distributions from net investment income	(.12)	(.06)	–
Distributions from net realized gain	(.33)	(.04)	–
Total distributions	(.45)	(.11)D	–
Net asset value, end of period	$13.77	$13.31	$10.98
Total ReturnE,F	6.94%C	22.33%	9.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.21%	.23%	.35%I
Expenses net of fee waivers, if any	.15%	.15%	.15%I
Expenses net of all reductions	.15%	.15%	.15%I
Net investment income (loss)	1.54%	1.19%	1.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,655,491	$2,512,747	$744,177
Portfolio turnover rateJ	161%	153%	47%K

 A For the period February 9, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.91%.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.043 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$525,716,236
Gross unrealized depreciation	(26,139,835)
Net unrealized appreciation (depreciation)	$499,576,401
Tax Cost	$3,394,341,139

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$33,258,739
Net unrealized appreciation (depreciation) on securities and other investments	$499,576,401

The Fund intends to elect to defer to its next fiscal year $9,990,673 of capital losses recognized during the period November 1, 2018 to July 31, 2019.

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$80,137,946	$ 14,667,644
Long-term Capital Gains	9,050,533	261,874
Total	$89,188,479	$ 14,929,518

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,210,724,868 and $5,293,397,190, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During July 2019, the Board approved that effective August 1, 2019 transfer agent fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .02%.

During July 2019, the Board approved that effective August 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$16,666,545	2.68%	$13,635

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund $1,064,903 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,529 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $1,193. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,855,003.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,192.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Growth Fund and Strategic Advisers Fidelity U.S. Total Stock Fund were the owners of record of approximately 11% and 43%, respectively, of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI U.S. Momentum Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Momentum Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from February 9, 2017 (commencement of operations) to July 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from February 9, 2017 (commencement of operations) to July 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 13, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 274 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.15%	$1,000.00	$1,126.80	$.79**
Hypothetical-C		$1,000.00	$1,024.05	$.75**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

**If fees and changes to the Fund level expense contract and/ or expense cap, effective August 1, 2019, had been in effect during the current period, the restated annualized expense ratio would have been .10% and the expenses paid in the actual and hypothetical examples above would have been $.53 and $.50, respectively.

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $6,278,092, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 21% and 100% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 22% and 100% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

SY1-ANN-0919
1.9878817.102

Fidelity® SAI U.S. Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Life of fundA
Fidelity® SAI U.S. Value Index Fund	0.62%	2.65%

 A From December 19, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI U.S. Value Index Fund on December 19, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity® U.S. Value Focus Index performed over the same period.

Period Ending Values
$10,431	Fidelity® SAI U.S. Value Index Fund
$10,441	Fidelity® U.S. Value Focus Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 0.62%, performing roughly in line with the Fidelity U.S. Value Focus Index, which increased 0.57%. The strongest-performing sector in the index by far the past 12 months was communication services. Here, Comcast was a strong individual contributor for the fund as shares of this cable, broadband and media company rose 24% during the period, due to growth in its broadband subscriptions which compensated for a slowdown in its legacy cable business. Also bolstering the fund's performance were stakes in financial services company Goldman Sachs (+39%) and bank company Citigroup (+10%), both of which gained ground after joining the index mid-period. Telecommunication services providers AT&T (+13%) and Verizon Communications (+12%) were contributors as well. In contrast, the portfolio's biggest individual detractor was California utility PG&E (-85%), whose shares plunged in late 2018 and early 2019 as the company faced substantial financial liability following last year's wildfires in the state, ultimately causing the firm to declare bankruptcy in January at which point the stock was no longer part of the index. Also weighing on the fund's result was Food producer Kraft Heinz (-42%), which was added to the index mid-period but struggled amid an accounting scandal, management turnover and slumping sales. Lastly, several energy stocks, including Marathon Petroleum (-28%) – added to the index mid-period – as well as ConocoPhillips (-16%) and Valero Energy (-25%), were weak performers as the price of oil remained depressed for much of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Five Stocks as of July 31, 2019

% of fund's net assets
Bank of America Corp.	4.1
Intel Corp.	3.9
AT&T, Inc.	3.9
Chevron Corp.	3.8
Comcast Corp. Class A	3.6
19.3

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Financials	23.6
Information Technology	15.3
Health Care	13.8
Energy	13.5
Communication Services	10.5

Asset Allocation (% of fund's net assets)

As of July 31, 2019 *
Stock and Equity Futures	100.0%

 * Foreign investments - 5.2%

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	2,025,750	$68,976,788
CenturyLink, Inc. (a)	422,802	5,111,676
Verizon Communications, Inc.	374,244	20,684,466
		94,772,930
Entertainment - 0.3%
Viacom, Inc. Class B (non-vtg.)	160,318	4,865,651
Media - 4.9%
Comcast Corp. Class A	1,507,995	65,100,144
Discovery Communications, Inc. Class A (a)(b)	215,253	6,524,318
DISH Network Corp. Class A (b)	101,675	3,442,716
Interpublic Group of Companies, Inc.	170,556	3,909,144
News Corp. Class A	226,263	2,977,621
Nexstar Broadcasting Group, Inc. Class A	20,310	2,066,949
Sinclair Broadcast Group, Inc. Class A	29,072	1,460,868
Tegna, Inc.	95,570	1,451,708
Tribune Media Co. Class A	35,796	1,663,440
		88,596,908

TOTAL COMMUNICATION SERVICES		188,235,489

CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.6%
Autoliv, Inc. (a)	38,388	2,769,694
BorgWarner, Inc.	91,414	3,455,449
Lear Corp.	27,400	3,473,772
The Goodyear Tire & Rubber Co.	102,785	1,411,238
		11,110,153
Automobiles - 2.4%
Ford Motor Co.	1,726,826	16,456,652
General Motors Co.	581,280	23,448,835
Harley-Davidson, Inc. (a)	69,927	2,501,988
		42,407,475
Distributors - 0.2%
LKQ Corp. (b)	138,340	3,725,496
Hotels, Restaurants & Leisure - 0.4%
Norwegian Cruise Line Holdings Ltd. (b)	94,901	4,691,905
Wyndham Destinations, Inc.	41,403	1,948,425
		6,640,330
Household Durables - 1.6%
D.R. Horton, Inc.	148,939	6,840,768
Lennar Corp. Class A	131,389	6,250,175
Mohawk Industries, Inc. (b)	27,126	3,382,341
Newell Brands, Inc. (a)	171,523	2,433,911
PulteGroup, Inc.	112,348	3,540,085
Toll Brothers, Inc.	58,316	2,097,627
Whirlpool Corp.	27,885	4,056,710
		28,601,617
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp. QVC Group Series A (a)(b)	176,367	2,493,829
Multiline Retail - 0.5%
Kohl's Corp. (a)	71,395	3,845,335
Macy's, Inc. (a)	136,092	3,093,371
Nordstrom, Inc. (a)	46,334	1,534,119
		8,472,825
Specialty Retail - 0.9%
Aaron's, Inc. Class A	29,816	1,879,899
Best Buy Co., Inc.	102,375	7,834,759
Foot Locker, Inc.	49,479	2,031,608
Gap, Inc. (a)	93,621	1,825,610
L Brands, Inc.	100,086	2,597,232
		16,169,108
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (b)	66,486	2,366,237
PVH Corp.	33,014	2,935,605
Ralph Lauren Corp.	22,981	2,395,310
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	58,495	2,219,300
Tapestry, Inc.	127,856	3,954,586
		13,871,038

TOTAL CONSUMER DISCRETIONARY		133,491,871

CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Molson Coors Brewing Co. Class B	82,746	4,467,457
Food & Staples Retailing - 1.5%
Kroger Co.	355,475	7,521,851
Walgreens Boots Alliance, Inc.	342,462	18,660,754
		26,182,605
Food Products - 1.2%
Ingredion, Inc.	29,220	2,258,414
The Kraft Heinz Co.	274,161	8,775,894
Tyson Foods, Inc. Class A	129,410	10,288,095
		21,322,403

TOTAL CONSUMER STAPLES		51,972,465

ENERGY - 13.5%
Oil, Gas & Consumable Fuels - 13.5%
Apache Corp.	165,618	4,044,392
Chevron Corp.	551,389	67,881,500
Cimarex Energy Co.	44,768	2,268,395
ConocoPhillips Co.	498,003	29,422,017
Devon Energy Corp.	182,923	4,938,921
EQT Corp.	112,664	1,702,353
Exxon Mobil Corp.	661,261	49,171,368
HollyFrontier Corp.	69,212	3,444,681
Marathon Oil Corp.	360,341	5,069,998
Marathon Petroleum Corp.	291,979	16,464,696
Murphy Oil Corp. (a)	71,987	1,730,567
Occidental Petroleum Corp.	329,612	16,928,872
Parsley Energy, Inc. Class A (b)	116,402	1,931,109
PBF Energy, Inc. Class A	52,799	1,474,676
Phillips 66 Co.	184,045	18,875,655
Valero Energy Corp.	183,855	15,673,639
		241,022,839
FINANCIALS - 23.6%
Banks - 12.7%
Associated Banc-Corp. (a)	72,029	1,560,868
Bank of America Corp.	2,388,839	73,289,578
Bank OZK	53,517	1,636,550
BankUnited, Inc.	43,453	1,495,218
Citigroup, Inc.	896,799	63,816,217
Citizens Financial Group, Inc.	201,787	7,518,584
Comerica, Inc.	67,936	4,972,915
Fifth Third Bancorp	320,451	9,514,190
First Horizon National Corp.	138,536	2,271,990
FNB Corp., Pennsylvania	143,528	1,729,512
Hancock Whitney Corp.	37,760	1,567,795
IBERIABANK Corp.	23,974	1,883,637
KeyCorp	444,335	8,162,434
PacWest Bancorp	52,349	2,022,242
Popular, Inc.	42,581	2,450,962
Regions Financial Corp.	446,062	7,105,768
Sterling Bancorp	92,337	2,017,563
SunTrust Banks, Inc.	194,277	12,938,848
Synovus Financial Corp.	69,326	2,646,173
Umpqua Holdings Corp.	97,491	1,702,193
Wells Fargo & Co.	325,915	15,777,545
		226,080,782
Capital Markets - 4.1%
Goldman Sachs Group, Inc.	149,928	33,003,651
Invesco Ltd. (a)	176,497	3,386,977
Janus Henderson Group PLC (a)	72,313	1,451,322
Morgan Stanley	563,389	25,104,614
State Street Corp.	164,441	9,552,378
		72,498,942
Consumer Finance - 2.7%
Ally Financial, Inc.	175,021	5,759,941
Capital One Financial Corp.	206,941	19,125,487
Discover Financial Services	134,300	12,052,082
SLM Corp.	189,865	1,729,670
Synchrony Financial	279,474	10,027,527
		48,694,707
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc.	110,441	2,482,714
Insurance - 3.4%
Assured Guaranty Ltd.	44,745	1,954,909
Athene Holding Ltd. (b)	54,858	2,241,498
Lincoln National Corp.	89,156	5,825,453
MetLife, Inc.	418,792	20,696,701
Old Republic International Corp.	125,460	2,861,743
Principal Financial Group, Inc.	113,445	6,584,348
Prudential Financial, Inc.	178,907	18,125,068
Unum Group	93,357	2,982,756
		61,272,476
Mortgage Real Estate Investment Trusts - 0.3%
Chimera Investment Corp.	81,984	1,580,652
MFA Financial, Inc.	199,511	1,432,489
New Residential Investment Corp.	182,915	2,869,936
		5,883,077
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	43,079	1,988,527
MGIC Investment Corp.	156,893	2,016,075
Radian Group, Inc.	91,648	2,089,574
		6,094,176

TOTAL FINANCIALS		423,006,874

HEALTH CARE - 13.8%
Biotechnology - 7.2%
AbbVie, Inc.	651,448	43,399,466
Biogen, Inc. (b)	85,441	20,319,579
Celgene Corp. (b)	310,782	28,548,435
Gilead Sciences, Inc.	560,323	36,712,363
		128,979,843
Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	68,465	5,966,725
Cardinal Health, Inc.	131,363	6,007,230
Cigna Corp.	167,220	28,414,022
CVS Health Corp.	572,482	31,984,569
McKesson Corp.	83,718	11,632,616
		84,005,162
Pharmaceuticals - 1.9%
Allergan PLC	135,783	21,793,172
Jazz Pharmaceuticals PLC (b)	25,007	3,485,476
Mylan NV (b)	227,125	4,746,913
Perrigo Co. PLC (a)	55,123	2,977,193
		33,002,754

TOTAL HEALTH CARE		245,987,759

INDUSTRIALS - 7.0%
Air Freight & Logistics - 1.2%
FedEx Corp.	105,643	18,015,301
XPO Logistics, Inc. (a)(b)	40,426	2,727,946
		20,743,247
Airlines - 2.3%
Alaska Air Group, Inc.	54,421	3,448,115
Delta Air Lines, Inc.	262,521	16,024,282
JetBlue Airways Corp. (b)	132,612	2,550,129
Southwest Airlines Co.	215,382	11,098,634
United Continental Holdings, Inc. (b)	97,401	8,952,126
		42,073,286
Building Products - 0.1%
Owens Corning	47,760	2,770,080
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	58,716	1,570,066
Construction & Engineering - 0.5%
AECOM (b)	69,314	2,491,838
Fluor Corp.	61,648	2,004,176
MasTec, Inc. (b)	27,219	1,396,879
Quanta Services, Inc.	62,588	2,342,043
		8,234,936
Electrical Equipment - 0.1%
Regal Beloit Corp.	18,940	1,508,003
Machinery - 1.7%
AGCO Corp.	28,169	2,169,013
Allison Transmission Holdings, Inc.	52,966	2,433,788
Cummins, Inc.	63,829	10,467,956
Oshkosh Corp.	30,882	2,580,809
PACCAR, Inc.	151,965	10,658,825
Timken Co.	30,201	1,380,488
		29,690,879
Professional Services - 0.3%
Manpower, Inc.	26,298	2,402,322
Nielsen Holdings PLC	156,652	3,628,060
		6,030,382
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A (a)	55,024	1,972,060
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (b)	53,529	2,918,936
Air Lease Corp. Class A	45,592	1,905,290
United Rentals, Inc. (b)	34,639	4,383,565
		9,207,791
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	34,113	1,413,643

TOTAL INDUSTRIALS		125,214,373

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.2%
Juniper Networks, Inc.	151,703	4,099,015
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (b)	37,443	2,718,736
Avnet, Inc.	46,793	2,125,338
Dell Technologies, Inc. (b)	65,598	3,787,629
Jabil, Inc.	61,215	1,890,319
SYNNEX Corp.	18,339	1,807,125
Tech Data Corp. (b)	16,066	1,628,128
		13,957,275
IT Services - 3.9%
Alliance Data Systems Corp.	19,851	3,115,019
DXC Technology Co.	118,217	6,592,962
IBM Corp.	390,715	57,919,592
KBR, Inc. (a)	62,406	1,646,270
Perspecta, Inc.	61,639	1,438,038
		70,711,881
Semiconductors & Semiconductor Equipment - 7.2%
Intel Corp.	1,378,772	69,696,925
Lam Research Corp.	66,066	13,782,028
Micron Technology, Inc. (b)	487,677	21,891,821
MKS Instruments, Inc.	23,947	2,038,608
NXP Semiconductors NV	130,215	13,462,929
ON Semiconductor Corp. (a)(b)	181,714	3,908,668
Qorvo, Inc. (b)	52,502	3,847,872
		128,628,851
Software - 0.8%
LogMeIn, Inc.	21,953	1,667,769
Microsoft Corp.	95,205	12,973,585
		14,641,354
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	14,793	3,151,501
Hewlett Packard Enterprise Co.	590,095	8,479,665
HP, Inc.	663,764	13,965,595
NCR Corp. (b)	52,915	1,789,056
Seagate Technology LLC	111,013	5,141,012
Western Digital Corp.	129,114	6,957,953
Xerox Corp.	86,103	2,763,906
		42,248,688

TOTAL INFORMATION TECHNOLOGY		274,287,064

MATERIALS - 5.2%
Chemicals - 3.0%
Celanese Corp. Class A	55,776	6,256,394
DowDuPont, Inc.	329,950	23,809,192
Eastman Chemical Co.	61,029	4,598,535
Huntsman Corp.	92,799	1,907,019
LyondellBasell Industries NV Class A	133,794	11,197,220
Olin Corp. (a)	72,974	1,464,588
The Chemours Co. LLC	72,228	1,377,388
The Mosaic Co.	156,364	3,938,809
		54,549,145
Construction Materials - 0.1%
nVent Electric PLC	69,988	1,735,003
Containers & Packaging - 0.7%
International Paper Co.	175,067	7,687,192
WestRock Co.	113,252	4,082,735
		11,769,927
Metals & Mining - 1.3%
Alcoa Corp. (b)	81,739	1,838,310
Allegheny Technologies, Inc. (b)	55,527	1,208,823
Freeport-McMoRan, Inc.	639,236	7,069,950
Nucor Corp.	134,304	7,303,452
Reliance Steel & Aluminum Co.	29,620	2,960,519
Steel Dynamics, Inc.	97,929	3,085,743
		23,466,797
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	54,375	1,421,363

TOTAL MATERIALS		92,942,235

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Medical Properties Trust, Inc.	173,769	3,040,958
UTILITIES - 0.2%
Electric Utilities - 0.2%
Vistra Energy Corp.	165,883	3,559,849
TOTAL COMMON STOCKS
(Cost $1,774,483,653)		1,782,761,776

Money Market Funds - 2.4%
Fidelity Cash Central Fund 2.43% (c)	2,912,972	2,913,555
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	39,522,827	39,526,779
TOTAL MONEY MARKET FUNDS
(Cost $42,440,334)		42,440,334
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $1,816,923,987)		1,825,202,110
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(37,062,538)
NET ASSETS - 100%		$1,788,139,572

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	37	Sept. 2019	$5,517,255	$77,103	$77,103

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,047
Fidelity Securities Lending Cash Central Fund	21,434
Total	$140,481

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$188,235,489	$188,235,489	$--	$--
Consumer Discretionary	133,491,871	133,491,871	--	--
Consumer Staples	51,972,465	51,972,465	--	--
Energy	241,022,839	241,022,839	--	--
Financials	423,006,874	423,006,874	--	--
Health Care	245,987,759	245,987,759	--	--
Industrials	125,214,373	125,214,373	--	--
Information Technology	274,287,064	274,287,064	--	--
Materials	92,942,235	92,942,235	--	--
Real Estate	3,040,958	3,040,958	--	--
Utilities	3,559,849	3,559,849	--	--
Money Market Funds	42,440,334	42,440,334	--	--
Total Investments in Securities:	$1,825,202,110	$1,825,202,110	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$77,103	$77,103	$--	$--
Total Assets	$77,103	$77,103	$--	$--
Total Derivative Instruments:	$77,103	$77,103	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$77,103	$0
Total Equity Risk	77,103	0
Total Value of Derivatives	$77,103	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value (including securities loaned of $38,324,635) — See accompanying schedule: Unaffiliated issuers (cost $1,774,483,653)	$1,782,761,776
Fidelity Central Funds (cost $42,440,334)	42,440,334
Total Investment in Securities (cost $1,816,923,987)		$1,825,202,110
Segregated cash with brokers for derivative instruments		239,400
Receivable for fund shares sold		436,147
Dividends receivable		2,699,207
Distributions receivable from Fidelity Central Funds		11,680
Prepaid expenses		4,016
Receivable from investment adviser for expense reductions		85,099
Total assets		1,828,677,659
Liabilities
Payable for fund shares redeemed	$599,252
Accrued management fee	149,047
Payable for daily variation margin on futures contracts	55,306
Other affiliated payables	150,221
Other payables and accrued expenses	57,409
Collateral on securities loaned	39,526,852
Total liabilities		40,538,087
Net Assets		$1,788,139,572
Net Assets consist of:
Paid in capital		$1,811,157,318
Total distributable earnings (loss)		(23,017,746)
Net Assets, for 177,701,021 shares outstanding		$1,788,139,572
Net Asset Value, offering price and redemption price per share ($1,788,139,572 ÷ 177,701,021 shares)		$10.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends		$53,195,807
Interest		5,368
Income from Fidelity Central Funds (including $21,434 from security lending)		140,481
Total income		53,341,656
Expenses
Management fee	$1,936,085
Transfer agent fees	1,452,064
Accounting and security lending fees	492,165
Custodian fees and expenses	43,297
Independent trustees' fees and expenses	8,762
Registration fees	56,705
Audit	55,779
Legal	2,168
Interest	21,807
Miscellaneous	12,971
Total expenses before reductions	4,081,803
Expense reductions	(1,143,539)
Total expenses after reductions		2,938,264
Net investment income (loss)		50,403,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,889,238)
Fidelity Central Funds	(92)
Futures contracts	987,301
Total net realized gain (loss)		(17,902,029)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(290,999)
Fidelity Central Funds	10
Futures contracts	(3,919)
Total change in net unrealized appreciation (depreciation)		(294,908)
Net gain (loss)		(18,196,937)
Net increase (decrease) in net assets resulting from operations		$32,206,455

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	For the period December 19, 2017 (commencement of operations) to July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,403,392	$19,379,496
Net realized gain (loss)	(17,902,029)	(7,947,534)
Change in net unrealized appreciation (depreciation)	(294,908)	8,650,134
Net increase (decrease) in net assets resulting from operations	32,206,455	20,082,096
Distributions to shareholders	(66,034,772)	–
Distributions to shareholders from net investment income	–	(700)
Total distributions	(66,034,772)	(700)
Share transactions
Proceeds from sales of shares	812,292,938	2,468,109,589
Reinvestment of distributions	26,777,127	700
Cost of shares redeemed	(975,258,724)	(530,035,137)
Net increase (decrease) in net assets resulting from share transactions	(136,188,659)	1,938,075,152
Total increase (decrease) in net assets	(170,016,976)	1,958,156,548
Net Assets
Beginning of period	1,958,156,548	–
End of period	$1,788,139,572	$1,958,156,548
Other Information
Undistributed net investment income end of period		$17,155,588
Shares
Sold	86,804,375	241,696,338
Issued in reinvestment of distributions	2,944,380	70
Redeemed	(100,973,131)	(52,771,011)
Net increase (decrease)	(11,224,376)	188,925,397

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Value Index Fund

Years ended July 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.14
Net realized and unrealized gain (loss)	(.22)	.23
Total from investment operations	.03	.37
Distributions from net investment income	(.19)	(.01)
Distributions from net realized gain	(.14)	–
Total distributions	(.33)	(.01)
Net asset value, end of period	$10.06	$10.36
Total ReturnC,D	.62%	3.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%	.28%G
Expenses net of fee waivers, if any	.15%	.15%G
Expenses net of all reductions	.15%	.15%G
Net investment income (loss)	2.61%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,788,140	$1,958,157
Portfolio turnover rateH	99%	113%G

 A For the period December 19, 2017 (commencement of operations) to July 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discounts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$117,275,204
Gross unrealized depreciation	(133,872,653)
Net unrealized appreciation (depreciation)	$(16,597,449)
Tax Cost	$1,841,799,559

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$24,155,981
Net unrealized appreciation (depreciation) on securities and other investments	$(16,597,449)

The Fund intends to elect to defer to its next fiscal year $30,576,278 of capital losses recognized during the period November 1, 2018 to July 31, 2019.

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018(a)
Ordinary Income	$66,034,772	$ 700

 (a) For the period December 19, 2017 (commencement of operations) to July 31, 2018.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,904,645,576 and $2,046,525,789, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During July 2019, the Board approved that effective August 1, 2019 transfer agent fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .03%.

During July 2019, the Board approved that effective August 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,948,300	2.63%	$21,807

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,251 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $772. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $208 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,143,539.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund was the owner of record of approximately 34% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI U.S. Value Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI U.S. Value Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of July 31, 2019, the related statement of operations for the year ended July 31, 2019 and the statement of changes in net assets and the financial highlights for the year ended July 31, 2019 and for the period December 19, 2017 (commencement of operations) through July 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year ended July 31, 2019, and the changes in its net assets and the financial highlights for the year ended July 31, 2019 and for the period December 19, 2017 (commencement of operations) through July 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 298 funds. Mr. Chiel oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.15%	$1,000.00	$1,055.60	$.76**
Hypothetical-C		$1,000.00	$1,024.05	$.75**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

**If fees and changes to the Fund level expense contract and/ or expense cap, effective August 1, 2019, had been in effect during the current period, the restated annualized expense ratio would have been .11% and the expenses paid in the actual and hypothetical examples above would have been $.56 and $.55, respectively.

Distributions (Unaudited)

The fund designates 60% and 55% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 63% and 59% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

USV-ANN-0919
1.9885515.101

Item 2.

Code of Ethics

As of the end of the period, July 31, 2019, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Real Estate Index Fund, Fidelity SAI Real Estate Index Fund, Fidelity SAI Small-Mid Cap 500 Index Fund, Fidelity SAI U.S. Large Cap Index Fund, Fidelity SAI U.S. Momentum Index Fund and Fidelity SAI U.S. Quality Index Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Real Estate Index Fund	$38,000	$100	$6,000	$1,200
Fidelity SAI Real Estate Index Fund	$40,000	$100	$5,700	$1,200
Fidelity SAI Small-Mid Cap 500 Index Fund	$43,000	$100	$5,100	$1,300
Fidelity SAI U.S. Large Cap Index Fund	$42,000	$100	$6,300	$1,200
Fidelity SAI U.S. Momentum Index Fund	$43,000	$100	$4,800	$1,200
Fidelity SAI U.S. Quality Index Fund	$43,000	$100	$5,100	$1,200

July 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Real Estate Index Fund	$41,000	$100	$6,300	$1,200
Fidelity SAI Real Estate Index Fund	$40,000	$100	$6,000	$1,200
Fidelity SAI Small-Mid Cap 500 Index Fund	$44,000	$100	$5,100	$1,300
Fidelity SAI U.S. Large Cap Index Fund	$42,000	$100	$6,000	$1,200
Fidelity SAI U.S. Momentum Index Fund	$44,000	$100	$4,800	$1,200
Fidelity SAI U.S. Quality Index Fund	$44,000	$100	$5,100	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI U.S. Value Index Fund (the “Fund”):

Services Billed by PwC

July 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI U.S. Value Index Fund	$46,000	$3,500	$3,500	$2,000

July 31, 2018 Fees A,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI U.S. Value Index Fund	$38,000	$2,000	$3,500	$1,200

A Amounts may reflect rounding.

B Fidelity SAI U.S. Value Index Fund commenced operations on December 19, 2017.

The following table presents fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2019A	July 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2019A	July 31, 2018 A,B
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI U.S. Value Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2019A	July 31, 2018A,B
Deloitte Entities	$740,000	$390,000
PwC	$12,265,000	$10,905,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI U.S. Value Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in their  audits of the Funds, taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 24, 2019